As filed with the Securities and Exchange Commission on February 28, 2000
                        1933 Act Registration No. 2-85229
                       1940 Act Registration No. 811-3802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ X ]
                                                                        ---

                  Pre-Effective Amendment No.                 [   ]
                                                      ----

                  Post-Effective Amendment No.         30     [ X ]
                                                      ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ X ]

                  Amendment No.                        31              [ X ]
                                                      ----

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN INCOME FUNDS
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Peter E. Sundman, President
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
 X   March 1, 2000 pursuant to paragraph (b)
---
___  60 days after filing pursuant to paragraph (a)(1)
___  on pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on ________________ pursuant to paragraph (a)(2)

         The public offering of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

         Neuberger  Berman  Income  Funds  is  a   "master/feeder   fund."  This
Post-Effective Amendment No. 30 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                          NEUBERGER BERMAN INCOME FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 30 ON FORM N-1A

         This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 30 on Form N-1A

Cross Reference Sheet

         Neuberger Berman Cash Reserves
         Neuberger Berman Government Money Fund
         Neuberger Berman High Yield Fund
         Neuberger Berman Limited Maturity Bond Fund
         Neuberger Berman Municipal Money Fund
         Neuberger Berman Municipal Securities Trust
         -------------------------------------------

         Part A - Prospectus

         Part B - Statement of Additional Information
         Neuberger Berman Income Funds
         Neuberger Berman Municipal Funds

         Part C - Other Information

Signature Pages

Exhibits

                                                                NEUBERGER BERMAN

NEUBERGER BERMAN
INCOME FUNDS-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------
                    PROSPECTUS MARCH 1, 2000


CASH RESERVES
GOVERNMENT MONEY FUND
HIGH YIELD BOND FUND
LIMITED MATURITY
 BOND FUND
MUNICIPAL MONEY FUND
MUNICIPAL SECURITIES TRUST

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
-----------------


                       NEUBERGER BERMAN INCOME FUNDS

        PAGE 2 ......   Cash Reserves

             8 ......   Government Money Fund

            14 ......   High Yield Bond Fund

            20 ......   Limited Maturity Bond Fund

            26 ......   Municipal Money Fund

            32 ......   Municipal Securities Trust

                       YOUR INVESTMENT

            38 ......   Share Prices

            39 ......   Privileges and Services

            40 ......   Distributions and Taxes

            42 ......   Maintaining Your Account

            46 ......   Buying Shares

            48 ......   Selling Shares



                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2000 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT

All of the Neuberger Berman Income Funds are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $54.4 billion in total assets (as of December 31, 1999) and continue an asset management history that began in 1939.


RISK INFORMATION
This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THESE FUNDS:

- ARE DESIGNED FOR INVESTORS WITH A RANGE OF DIFFERENT GOALS IN MIND:

  - THE MONEY MARKET FUNDS ARE DESIGNED FOR INVESTORS SEEKING CAPITAL PRESERVATION, LIQUIDITY AND INCOME


  - THE BOND FUNDS ARE DESIGNED FOR INVESTORS SEEKING HIGHER INCOME THAN MONEY MARKET FUNDS TYPICALLY PROVIDE IN EXCHANGE FOR SOME RISK TO PRINCIPAL


  - THE MUNICIPAL FUNDS ARE DESIGNED FOR INVESTORS SEEKING INCOME EXEMPT FROM FEDERAL INCOME TAXES

- OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED BOND AND MONEY MARKET PORTFOLIOS


- ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT SEEK TO PROVIDE DIFFERENT LEVELS OF TAXABLE OR TAX-EXEMPT INCOME


- CARRY CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID


- ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER
 GOVERNMENT AGENCY



- USE A MASTER/FEEDER STRUCTURE IN THEIR PORTFOLIOS; SEE PAGE 44 FOR INFORMATION ON HOW IT WORKS

NEUBERGER BERMAN
CASH RESERVES
--------------------------------------------------------------------------------


    Ticker Symbol: NBCXX


                 "IN MANAGING THIS FUND WE FOCUS ON THE THREE MAIN GOALS INVESTORS LOOK FOR IN A MONEY MARKET INVESTMENT: LIQUIDITY, STABILITY AND HIGH CURRENT INCOME. AT THE SAME TIME, WE SEEK TO MAINTAIN HIGH STANDARDS FOR CREDIT QUALITY, IN SOME CASES HIGHER THAN REQUIRED BY LAW."

GOAL & STRATEGY
------------------------------------------------------------

MONEY MARKET FUNDS
Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

The regulations also require money market funds to limit investments to the top two rating categories of credit quality. This fund typically exceeds this requirement by investing only in first-tier securities.

  [ICON]
          THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.


To pursue this goal, the fund invests in high quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund may invest more than 25% of total assets in CDs and similar time deposits and banker's acceptances issued by U.S. banks. The fund may invest to a lesser extent in securities issued by banks that do not represent deposits. The fund may also invest in repurchase agreements. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.


The managers monitor a range of economic and financial factors, in order to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risk. Based on their analysis, the managers invest the fund's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

                                         Cash Reserves   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
Although the fund has maintained a stable share price since its inception, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund.

While the fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself.

  [ICON]  Most of the fund's performance depends
          on interest rates. When interest rates fall, the fund's yields will typically fall as well.


The fund's emphasis on securities in the first tier of credit quality may mean that its yields are somewhat lower than those available from certain other money market funds. Over time, the fund may produce a lower return than bond or stock investments. Although the fund's average yield has outpaced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions. Despite its emphasis on first-tier securities, the fund is subject to some credit risk. This is the risk that the issuers may fail, or become less able, to make payments when due.



Because the fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do.


                      4  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.

To obtain the fund's current yield, call 800-877-9700. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return.


  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 7.81%
1991 5.72%
1992 3.37%
1993 2.64%
1994 3.72%
1995 5.45%
1996 4.92%
1997 5.12%
1998 5.08%
1999 4.68%
BEST
QUARTER:
Q2 '90,
up 1.92%
WORST
QUARTER:
Q1 '93,
up
0.64%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99



                               1 Year    5 Years    10 Years
------------------------------------------------------------
CASH RESERVES                   4.68       5.05       4.84


                                         Cash Reserves   5

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 1996.



JOSEPHINE MAHANEY is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. She joined the firm in 1976 and has co-managed the fund's assets since 1992.



NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 10/31/99, the fees paid to Neuberger Berman Management were 0.51% of average net assets.


  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          0.51
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.10
                                                    ....
EQUALS:    Total annual operating expenses          0.61


* THE FIGURES IN THIS TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 44.

EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $62        $195       $340       $762


                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended October 31,                                         1995      1996      1997      1998       1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                  1.0000    1.0000    1.0000    1.0000     1.0000
PLUS:                  Income from investment operations
                       Net investment income                 0.0529    0.0486    0.0499    0.0499     0.0453
                       Net gains/losses                          --        --        --        --         --
                       Subtotal: income from investment
                       operations                            0.0529    0.0486    0.0499    0.0499     0.0453
MINUS:                 Distributions to shareholders
                       Income dividends                      0.0529    0.0486    0.0499    0.0499     0.0453
                       Subtotal: distributions to
                       shareholders                          0.0529    0.0486    0.0499    0.0499     0.0453
                                                            ................................................
EQUALS:                Share price (NAV) at end of year      1.0000    1.0000    1.0000    1.0000     1.0000
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                         0.65      0.65      0.63      0.63       0.61
Gross expenses(1)                                              0.68      0.67        --        --         --
Expenses(2)                                                    0.65      0.66      0.63      0.64       0.61
Net investment income -- actual                                5.30      4.86      4.98      5.00       4.55
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
Total return (%)                                               5.42(3)    4.97(3)    5.11    5.10       4.63
Net assets at end of year (in millions of dollars)            408.9     482.0     664.1   1,024.6    1,104.2



The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent annual report (see back cover).


(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.


(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.


(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                         Cash Reserves   7

NEUBERGER BERMAN
GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------


    Ticker Symbol: NBGXX



                 "CURRENTLY, THIS FUND INVESTS EXCLUSIVELY IN U.S. TREASURY SECURITIES. THAT'S AN UNUSUALLY HIGH QUALITY STANDARD EVEN IN THE WORLD OF GOVERNMENT MONEY MARKET FUNDS. THIS STRATEGY OFFERS ADDITIONAL COMFORT TO INVESTORS WHO ARE LOOKING FOR CAPITAL PRESERVATION."

GOAL & STRATEGY
------------------------------------------------------------

MONEY MARKET FUNDS
Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

By investing only in securities backed by the full faith and credit of the U.S. government, this fund maintains even more stringent quality standards than money market fund regulations require.

STATE TAX EXEMPTIONS
Because the income from U.S. Treasuries is exempt from state and local income taxes, the fund's dividends generally are too. Investors in higher tax brackets who live in areas with substantial income tax rates may realize higher after-tax yields from this fund than from certain fully taxable money funds.

  [ICON]
          THE FUND SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the fund invests in U.S. Treasury obligations. It may also invest in other securities backed by the full faith and credit of the United States, although it currently does not intend to invest more than a small portion of the fund's assets in these securities. The fund does not invest in repurchase agreements or other types of investments commonly used by government money market funds. The fund seeks to maintain a stable $1.00 share price. The fund's dividends are generally exempt from state income taxes, although not from federal income tax.

The managers monitor a range of economic and financial factors, in order to weigh the yields of Treasury securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the fund's assets in a mix of Treasury securities that is intended to provide as high a yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

                                 Government Money Fund   9

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
Although the fund has maintained a stable share price since its inception, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund.


While securities in the fund's portfolio carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself.


  [ICON]  Most of the fund's performance depends
          on interest rates. When interest rates fall, the fund's yields will typically fall as well.

The fund's emphasis on the high credit quality of its investments may mean that its yields are lower than those available from certain other money market funds, either on a before- or after-tax basis. Over time, the fund may produce lower returns than bond or stock investments. Although the fund's average yield has outpaced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.

                      10  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.

To obtain the fund's current yield, call 800-877-9700. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return.


  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 7.32%
1991 5.45%
1992 3.27%
1993 2.50%
1994 3.41%
1995 5.16%
1996 4.69%
1997 4.75%
1998 4.65%
1999 4.19%
BEST
QUARTER:
Q2 '90,
up 1.81%
WORST
QUARTER:
Q2 '93,
up
0.60%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99



                               1 Year    5 Years    10 Years
------------------------------------------------------------
GOVERNMENT MONEY FUND           4.19       4.69       4.53


                                Government Money Fund   11

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 1996.



JOSEPHINE MAHANEY is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. She joined the firm in 1976 and has co-managed the fund's assets since 1992.



NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 10/31/99, the fees paid to Neuberger Berman Management were 0.52% of average net assets.


  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          0.52
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.08
                                                    ....
EQUALS:    Total annual operating expenses          0.60


* THE FIGURES IN THIS TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 44.

EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $61        $192       $335       $750


                      12  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended October 31,                                         1995      1996      1997      1998       1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                  1.0000    1.0000    1.0000    1.0000     1.0001
PLUS:                  Income from investment operations
                       Net investment income                 0.0499    0.0464    0.0468    0.0459     0.0406
                       Net gains/losses                          --        --        --    0.0001         --
                       Subtotal: income from investment
                       operations                            0.0499    0.0464    0.0468    0.0460     0.0406
MINUS:                 Distributions to shareholders
                       Income dividends                      0.0499    0.0464    0.0468    0.0459     0.0406
                       Capital gain distributions                --        --        --        --     0.0001
                       Subtotal: distributions to
                       shareholders                          0.0499    0.0464    0.0468    0.0459     0.0407
                                                            ................................................
EQUALS:                Share price (NAV) at end of year      1.0000    1.0000    1.0000    1.0001     1.0000
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                         0.65      0.67      0.63      0.63       0.60
Expenses(1)                                                    0.65      0.67      0.64      0.64       0.60
Net investment income -- actual                                5.00      4.65      4.65      4.61       4.08
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
Total return (%)                                               5.10      4.74      4.78      4.69       4.14
Net assets at end of year (in millions of dollars)            308.3     363.4     308.2     367.6      653.4



The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent annual report (see back cover).



(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF
    THERE HAD BEEN NO EXPENSE OFFSET
    ARRANGEMENTS.


                                Government Money Fund   13

NEUBERGER BERMAN
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------


    Ticker Symbol: NBHAX



                 "IN SEEKING HIGH YIELDS, WE LOOK FOR ATTRACTIVE LOWER-RATED BONDS USING A VALUE APPROACH THAT IS SIMILAR TO THAT USED BY SOME STOCK FUNDS. WE ALSO SEEK COMPANIES WHOSE BUSINESSES ARE CAPABLE OF SUSTAINING THE NECESSARY CASH FLOWS TO PAY DOWN DEBT OR FUND THEIR GROWTH."

GOAL & STRATEGY
------------------------------------------------------------

LOWER-RATED BONDS

Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated.



Any bond rated below the top four categories (or if unrated, deemed to be of comparable quality) is considered a lower-rated bond. These bonds pay higher rates to compensate for higher risk.



High-yield bond prices tend to be affected primarily by news relating to the financial health of issuers, including general economic news and news about a particular industry or company.


CREDIT CHANGES

A bond's credit rating may change with the financial health of its issuer. Improved credit quality generally prompts a price increase, deteriorating credit a price decrease.


  [ICON]
         THE FUND SEEKS HIGH CURRENT INCOME; CAPITAL GROWTH IS A SECONDARY GOAL.

To pursue these goals, the fund normally invests at least 65% of its total assets in high-yield, lower-rated debt securities (sometimes known as junk bonds). The fund may also invest in investment-grade debt securities and in stocks. The fund seeks to reduce risk by diversifying among many securities and industries.


The managers look for securities issued by companies that have an established market position and steady cash flows that are well in excess of the amounts they need to cover interest and principal on their debt. Specifically, they seek to invest in companies that can generate cash flows sufficient to pay down debt or fund their growth, a process known as deleveraging.



Where possible, the managers favor companies with strong competitive positions and low cost operations. They analyze issuers' income statements and balance sheets, and may meet with corporate management to assess business strategies and evaluate company prospects. The managers may also consider an issue's liquidity and the strength and quality of its underwriters and equity owners.


The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

                                 High Yield Bond Fund   15

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk could affect fund performance if the derivatives do not perform as expected.

Foreign securities could add to the ups and downs in the fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high quality short-term debt instruments. This could help the fund avoid losses but may mean lost opportunities.



  [ICON]  Much of the fund's performance depends
          on what happens in the high yield bond market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.


By focusing on lower-rated bonds, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price and yield than investment-grade bonds

- fall in price during times when the economy is weak or is expected to become weak


- be difficult to sell at the time and price the fund desires



The fund's performance may also suffer if it owns bonds of a given issuer or industry that is affected by bad news or if an issuer defaults on payment of its debt obligations.



Although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment-grade bonds, a rise in interest rates is still likely to cause lower-rated bonds to fall in price. Over time, the fund may produce lower returns than stock investments.



Lower-rated bonds are less liquid and therefore may carry high transaction costs, which could affect the fund's performance.


                      16  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.



The table compares the fund's returns to those of a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.



To obtain the fund's current yield, call 800-877-9700. The current yield is the fund's net income over a 30-day period expressed as an annual rate of return.



  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



YEAR-BY-YEAR % RETURNS as of 12/31 each year


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990
1991
1992
1993
1994
1995
1996
1997
1998
1999 -6.48%
BEST
QUARTER:
Q4 '98,
up 1.59%
WORST
QUARTER:
Q4 '99,
down
6.44%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99



                                                   Since
                                                 Inception
                                       1 Year    (3/3/98)
----------------------------------------------------------
HIGH YIELD BOND FUND                   (6.48)      (2.59)
LEHMAN BROTHERS HIGH YIELD BOND
INDEX                                   2.39        1.01



 The Lehman Brothers High Yield Bond Index is an unmanaged index of fixed rate, publicly issued, non-investment grade debt registered with the SEC.


                                 High Yield Bond Fund   17

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT


THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since inception in 1998.



ROBERT FRANKLIN and CATHERINE WATERWORTH are Vice Presidents of Neuberger Berman Management and Neuberger Berman, LLC. They have co-managed the fund's assets since 1999. From 1997 to 1999, Franklin was a vice president and high yield research analyst for a prominent investment firm and from 1988 to 1997 was a vice president and senior credit analyst for a major credit rating agency. From 1995 to 1998, Waterworth was a managing director of high-grade fixed income at a major investment firm.



NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 10/31/99, the fees paid to Neuberger Berman Management were 0.65% of average net assets.


  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          0.65
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.78
                                                    ....
EQUALS:    Total annual operating expenses          1.43


 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.00% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON 60 DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 44.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                        1 Year    3 Years      5 Years      10 Years
--------------------------------------------------------------------
Expenses**               $146       $452         $782        $1713


** IF THE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE ABOVE WERE IN
   EFFECT FOR EACH OF THE PERIODS SHOWN, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $102, $318, $552 AND $1225, RESPECTIVELY.

                      18  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended October 31,                                                              1998(1)       1999
------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of year                         10.00       9.34
PLUS:                  Income from investment operations
                       Net investment income                                           0.51       0.85
                       Net gains/losses -- realized and unrealized                    (0.66)     (0.66)
                       Subtotal: income from investment operations                    (0.15)      0.19
MINUS:                 Distributions to shareholders
                       Income dividends                                                0.51       0.85
                       Subtotal: distributions to shareholders                         0.51       0.85
                                                                                    ..................
EQUALS:                Share price (NAV) at end of year                                9.34       8.68
------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                                 1.00(2)     1.01
Gross expenses(3)                                                                      1.65(2)     1.43
Expenses(4)                                                                            1.00(2)     1.01
Net investment income -- actual                                                        8.03(2)     9.20
------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(6)                                                                   (1.69)(5)     1.86
Net assets at end of year (in millions of dollars)                                     22.6       23.8
Portfolio turnover rate (%)                                                              16         66



The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent annual report (see back cover).


(1) PERIOD FROM 3/3/98 (BEGINNING OF OPERATIONS) TO 10/31/98.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.


(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.


(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                 High Yield Bond Fund   19

NEUBERGER BERMAN
LIMITED MATURITY BOND FUND
--------------------------------------------------------------------------------


    Ticker Symbol: NLMBX



                 "HISTORICALLY, LIMITED MATURITY PORTFOLIOS HAVE BEEN ABLE TO DELIVER MUCH OF THE YIELD AVAILABLE IN THE INVESTMENT-GRADE BOND MARKET WHILE OFFERING REDUCED SHARE PRICE FLUCTUATION. WITH THIS IN MIND, WE STRIVE TO MANAGE THE FUND WITH AN EMPHASIS ON YIELD AND RISK MANAGEMENT."

GOAL & STRATEGY
------------------------------------------------------------

DURATION
Duration is a measurement of a bond investment's sensitivity to changes in interest rates.


Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.


BOND RATINGS
Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated.


Bonds in the top four categories of credit quality are considered investment grade. Bonds in the fifth or sixth category (BB/Ba or B) are called lower-rated, or non-investment grade. Many of these "junk bonds" are actually issued by reputable companies and offer attractive yields.


  [ICON]
         THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH LIQUIDITY AND LOW RISK TO PRINCIPAL; TOTAL RETURN IS A SECONDARY GOAL.


To pursue these goals, the fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the fund may invest up to 10% of net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the managers to be of comparable quality. When the managers believe there are attractive opportunities in foreign markets, the fund may also invest in foreign debt securities to enhance yield and/or total return.


The fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of four years or less.


The managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. The managers look for securities that appear underpriced compared to securities of similar structure and credit quality, and securities that appear likely to have their credit ratings raised. In choosing lower-rated securities, the managers look for bonds from issuers whose financial health appears comparatively strong but that are smaller or less well known to investors.


The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

                           Limited Maturity Bond Fund   21

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk or produce income could affect fund performance if the derivatives do not perform as expected.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term debt instruments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in the investment-grade bond market. The value of your investment will rise and fall, and you could lose money.

The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this risk will increase with any increase in the fund's duration.

A downgrade or default affecting any of the fund's securities would affect the fund's performance. Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected.


Foreign securities could add to the ups and downs in the fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


Over time, the fund may produce lower returns than stock investments and less conservative bond investments. Although the fund's average return has outpaced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.


Due to the fund's limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and increased transaction costs.


                      22  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.


The table compares the fund's returns to those of a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.



To obtain the fund's current yield, call 800-877-9700. The current yield is the fund's net income over a 30-day period expressed as an annual rate of return.



  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 8.72%
1991 11.85%
1992 5.18%
1993 6.79%
1994 -0.34%
1995 10.59%
1996 4.50%
1997 6.85%
1998 4.65%
1999 1.64%
BEST
QUARTER:
Q4 '91,
up 4.38%
WORST
QUARTER:
Q1 '94,
down
1.12%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99



                               1 Year    5 Years    10 Years
------------------------------------------------------------
LIMITED MATURITY BOND FUND      1.64       5.60       5.98
Merrill Lynch 1-3 Year
Treasury Index                  3.06       6.51       6.59


 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S. Treasuries with maturities between 1 and 3 years.

                           Limited Maturity Bond Fund   23

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 1996.



CATHERINE WATERWORTH is a Vice President of Neuberger Berman Management and Neuberger Berman, LLC. She has co-managed the fund's assets since
December 1998. From 1995 to 1998, she was a managing director of high grade fixed income at a major investment firm.



NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 10/31/99, the fees paid to Neuberger Berman Management were 0.52% of average net assets.


  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          0.52
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.20
                                                    ....
EQUALS:    Total annual operating expenses          0.72


 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.70% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON 60 DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 44.

EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses**               $74        $230       $401       $894


** IF THE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE ABOVE WERE IN
   EFFECT FOR EACH OF THE PERIODS SHOWN, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $72, $224, $390 AND $871, RESPECTIVELY.

                      24  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended October 31,                                         1995      1996      1997      1998       1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                    9.88     10.06      9.99     10.03       9.91
PLUS:                  Income from investment operations
                       Net investment income                   0.62      0.60      0.63      0.60       0.59
                       Net gains/losses -- realized and
                       unrealized                              0.18     (0.07)     0.04     (0.12)     (0.40)
                       Subtotal: income from investment
                       operations                              0.80      0.53      0.67      0.48       0.19
MINUS:                 Distributions to shareholders
                       Income dividends                        0.62      0.60      0.63      0.60       0.59
                       Subtotal: distributions to
                       shareholders                            0.62      0.60      0.63      0.60       0.59
                                                            ................................................
EQUALS:                Share price (NAV) at end of year       10.06      9.99     10.03      9.91       9.51
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                         0.70      0.70      0.70      0.70       0.70
Gross expenses(1)                                              0.71      0.71      0.71      0.75       0.72
Expenses(2)                                                    0.70      0.71      0.70      0.71       0.70
Net investment income -- actual                                6.21      6.10      6.34      6.03       5.98
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(3)                                            8.32      5.44      6.97      4.92       1.98
Net assets at end of year (in millions of dollars)            307.4     245.7     255.4     295.2      227.0
Portfolio turnover rate (%)                                      88       169        89        44        102



The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent annual report (see back cover).


(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.


(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.


(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                           Limited Maturity Bond Fund   25

NEUBERGER BERMAN
MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------


    Ticker Symbol: NBTXX



                 "MONEY MARKET YIELDS THAT ARE GENERALLY FREE FROM FEDERAL INCOME TAX MAY APPEAL TO MANY INVESTORS, PARTICULARLY THOSE IN HIGHER TAX BRACKETS. WE ALSO KEEP SAFETY IN MIND, AND PREFER NOT TO REACH FOR YIELDS AT THE EXPENSE OF CREDIT QUALITY."

GOAL & STRATEGY
------------------------------------------------------------

MONEY MARKET FUNDS
Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

The regulations also require money market funds to limit investments to the top two rating categories of credit quality.

TAX-EQUIVALENT YIELDS
To make accurate comparisons between tax-exempt and taxable yields, you should know your tax situation. Although the yields on taxable investments may be higher, tax-exempt investments may be the better choice on an after-tax basis.

  [ICON]
         THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund normally invests substantially all of its assets in high quality, short-term securities from municipal issuers around the country. The fund seeks to maintain a stable $1.00 share price. The fund's dividends are generally exempt from federal income taxes. A portion of the dividends you receive may also be exempt from state and local taxes, depending on where you live. The fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The managers monitor a range of economic, financial and political factors, in order to weigh the yields of municipal securities of various types and maturities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

                                 Municipal Money Fund   27

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
Although the fund has maintained a stable share price since its inception, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term taxable debt instruments. This strategy could help the fund avoid losses, but could produce income that is not tax-exempt and may mean lost opportunities.



  [ICON]  Most of the fund's performance depends
          on credit quality and interest rates. Because the fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.


When interest rates fall, the fund's yields typically will fall as well. Over time, the fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high quality short-term municipal securities, there is the risk that an issuer could go into default, which would affect the fund's performance. Performance could also be affected by political or regulatory changes, whether regional or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the fund invests in so-called private activity bonds, its dividends may be subject to alternative minimum tax. Historically, these bonds have made up a significant portion of the fund's holdings. Consult your tax adviser for more information.


The fund is not an appropriate investment for tax-advantaged accounts, such as IRAs, and may not be beneficial for investors in low tax brackets.


                      28  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.

To obtain the fund's current yield, call 800-877-9700. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return. You can also ask for information on how the fund's yields compare to taxable yields after taxes are taken into consideration.


  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 5.51%
1991 4.08%
1992 2.40%
1993 1.79%
1994 2.29%
1995 3.30%
1996 2.80%
1997 3.03%
1998 2.86%
1999 2.67%
BEST
QUARTER:
Q4 '90,
up 1.42%
WORST
QUARTER:
Q1 '94,
up
0.42%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99



                               1 Year    5 Years    10 Years
------------------------------------------------------------
MUNICIPAL MONEY FUND            2.67       2.93       3.07


                                 Municipal Money Fund   29

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 1996.


THOMAS J. BROPHY is a Vice President of Neuberger Berman Management and Neuberger Berman, LLC. He has co-managed the fund's assets since March 2000. From 1998 to 2000, he was a portfolio manager and credit analyst for Neuberger Berman, LLC. From 1987 to 1998, he was a portfolio manager at another investment firm.


KELLY M. LANDRON is a Vice President of Neuberger Berman Management. She has co-managed the fund's assets since March 2000. From 1990 to 2000, she held positions in fixed income trading, analysis and portfolio management for Neuberger Berman, LLC.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 10/31/99, the fees paid to Neuberger Berman Management were 0.52% of average net assets.


  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          0.52
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.15
                                                    ....
EQUALS:    Total annual operating expenses          0.67


* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 44.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $68        $214       $373       $835


                      30  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended October 31,                                        1995       1996       1997      1998       1999
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                 0.9995     0.9994     0.9993    0.9994     0.9997
PLUS:                  Income from investment operations
                       Net investment income                0.0324     0.0285     0.0296    0.0288     0.0256
                       Net gains/losses                    (0.0001)   (0.0001)    0.0001    0.0003     0.0001
                       Subtotal: income from investment
                       operations                           0.0323     0.0284     0.0297    0.0291     0.0257
MINUS:                 Distributions to shareholders
                       Income dividends                     0.0324     0.0285     0.0296    0.0288     0.0256
                       Subtotal: distributions to
                       shareholders                         0.0324     0.0285     0.0296    0.0288     0.0256
                                                          ...................................................
EQUALS:                Share price (NAV) at end of year     0.9994     0.9993     0.9994    0.9997     0.9998
-------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                        0.71       0.72       0.72      0.71       0.67
Expenses(1)                                                   0.71       0.73       0.73      0.72       0.68
Net investment income -- actual                               3.24       2.86       2.95      2.88       2.58
-------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
Total return (%)                                              3.29       2.89       3.00      2.92       2.59
Net assets at end of year (in millions of dollars)           160.9      132.6      156.3     221.5      293.8



The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent annual report (see back cover).



(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF
    THERE HAD BEEN NO EXPENSE OFFSET
    ARRANGEMENTS.


                                 Municipal Money Fund   31

NEUBERGER BERMAN
MUNICIPAL SECURITIES TRUST
--------------------------------------------------------------------------------


    Ticker Symbol: NBMUX


                 "IN SEARCH OF INCOME AND TOTAL RETURN, WE APPROACH THE MUNICIPAL MARKET WITH A VALUE-ORIENTED APPROACH, LOOKING FOR SECURITIES THAT ARE ATTRACTIVELY PRICED COMPARED TO THEIR PEERS. WE ALSO FOCUS ON CREDIT QUALITY AND DIVERSIFICATION IN SEEKING TO REDUCE RISK."

GOAL & STRATEGY
------------------------------------------------------------

DURATION
Duration is a measurement of a bond investment's sensitivity to changes in interest rates.


Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.


TAX-EQUIVALENT YIELDS
To make accurate comparisons between tax-exempt and taxable yields, you should know your tax situation. Although the yields on taxable investments may be higher, tax-exempt investments may be the better choice on an after-tax basis.

  [ICON]
         THE FUND SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH LOW RISK TO PRINCIPAL AND LIQUIDITY; TOTAL RETURN IS A SECONDARY GOAL.


To pursue these goals, the fund normally invests at least 80% of its total assets in securities from municipal issuers around the country. All securities in which the fund invests must be investment grade (rated within the four highest categories or, if unrated, deemed by the managers to be of comparable quality). The fund's dividends are generally exempt from federal income taxes. A portion of the dividends you receive may also be exempt from state and local taxes, depending on where you live.



The fund seeks to minimize its exposure to credit risk by diversifying among many municipal issuers around the country and among the different types of municipal securities available. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of ten years or less.



The managers monitor national trends in the municipal securities market, as well as a range of economic, financial and political factors. The managers analyze individual issues and look for securities that appear underpriced compared to securities of similar structure and credit quality, and securities that appear likely to have their credit ratings raised. To help maintain the portfolio's credit quality, the managers seek to avoid securities from states or regions with weak economies or other revenue problems.


The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

                           Municipal Securities Trust   33

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk could affect fund performance if the derivatives do not perform as expected.

To the extent that the fund invests in so-called private activity bonds, its dividends may be subject to alternative minimum tax. Consult your tax adviser for more information.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term taxable debt instruments. This strategy may mean lost opportunities and, along with any other investments in taxable securities or derivatives, could produce income that is not tax-exempt.


  [ICON]  Most of the fund's performance depends
          on what happens in the municipal bond market. The value of your investment will rise and fall, and you could lose money.

The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this risk will increase with any increase in the fund's duration.

A downgrade or default affecting any of the fund's securities would affect the fund's performance. Performance could also be affected by political or regulatory changes, whether regional or national, and by developments concerning tax laws and tax-exempt securities.


Because the fund emphasizes higher credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This could mean that its yield may be lower than that available from certain other municipal bond funds.


Over time, the fund may produce lower returns than stock investments.


The fund is not an appropriate investment for tax-advantaged accounts, such as IRAs, and may not be beneficial for investors in low tax brackets.


                      34  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.


The table compares the fund's returns to those of a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.


To obtain the fund's current yield, call 800-877-9700. The current yield is the fund's net income over a 30-day period expressed as an annual rate of return. You can also ask for information on how the fund's yields compare to taxable yields after taxes are taken into consideration.


  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 6.87%
1991 9.03%
1992 6.91%
1993 9.54%
1994 -3.98%
1995 12.71%
1996 3.56%
1997 7.37%
1998 5.94%
1999 -1.25%
BEST
QUARTER:
Q1 '95,
up 5.34%
WORST
QUARTER:
Q1 '94,
down
3.54%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/99



                               1 Year    5 Years    10 Years
------------------------------------------------------------
MUNICIPAL SECURITIES TRUST     (1.25)      5.57       5.56
Lehman Brothers 7-Year GO
Index                          (0.16)      6.49       6.56



 The Lehman Brothers 7-year General Obligation Index is an unmanaged index of investment grade, tax-exempt general obligations (state and local).


                           Municipal Securities Trust   35

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 1996.


THOMAS J. BROPHY is a Vice President of Neuberger Berman Management and Neuberger Berman, LLC. He has co-managed the fund's assets since March 2000. From 1998 to 2000, he was a portfolio manager and credit analyst for Neuberger Berman, LLC. From 1987 to 1998, he was a portfolio manager at another investment firm.


KELLY M. LANDRON is a Vice President of Neuberger Berman Management. She has co-managed the fund's assets since March 2000. From 1990 to 2000, she held positions in fixed income trading, analysis and portfolio management for Neuberger Berman, LLC.



NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 10/31/99, the fees paid to Neuberger Berman Management were 0.52% of average net assets.


  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          0.52
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.55
                                                    ....
EQUALS:    Total annual operating expenses          1.07


 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.65% OF AVERAGE NET ASSETS. THIS ARRANGEMENT MAY BE TERMINATED UPON 60 DAYS' NOTICE TO THE FUND. IN ADDITION, THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 44.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses**               $109       $340       $590      $1306


** IF THE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE ABOVE WERE IN
   EFFECT FOR EACH OF THE PERIODS SHOWN, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $66, $208, $362 AND $810, RESPECTIVELY.

                      36  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended October 31,                                         1995      1996      1997      1998       1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                   10.26     10.83     10.78     11.02      11.34
PLUS:                  Income from investment operations
                       Net investment income                   0.47      0.47      0.47      0.46       0.45
                       Net gains/losses -- realized and
                       unrealized                              0.57     (0.05)     0.24      0.32      (0.56)
                       Subtotal: income from investment
                       operations                              1.04      0.42      0.71      0.78      (0.11)
MINUS:                 Distributions to shareholders
                       Income dividends                        0.47      0.47      0.47      0.46       0.45
                       Subtotal: distributions to
                       shareholders                            0.47      0.47      0.47      0.46       0.45
                                                            ................................................
EQUALS:                Share price (NAV) at end of year       10.83     10.78     11.02     11.34      10.78
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                         0.65      0.65      0.65      0.65       0.65
Gross expenses(1)                                              0.98      1.04      1.05      1.11       1.07
Expenses(2)                                                    0.66      0.66      0.66      0.66       0.66
Net investment income -- actual                                4.45      4.32      4.30      4.13       4.03
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(3)                                           10.35      3.92      6.71      7.22      (1.03)
Net assets at end of year (in millions of dollars)             44.3      38.9      31.6      40.1       35.0
Portfolio turnover rate (%)                                      66         3        22        24         17



The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent annual report (see back cover).


(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.


(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.


(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                           Municipal Securities Trust   37

YOUR INVESTMENT

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
A fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. The share prices of the bond funds typically change every business day. The money market funds anticipate that their share price will not fluctuate.

When valuing portfolio securities, the money market funds use a constant amortization method and the bond funds use bid quotations. When a bond fund believes a quotation does not reflect a security's true value, the fund may substitute for the quotation a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Because these funds do not have sales charges, the price you pay for each share of a fund is the fund's net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares.


The funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or any other day the Exchange is closed. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted. We cannot accept your order until payment has been received. Each money market fund calculates its share price as of noon on business days. Each bond fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time.



Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.


                      38  Neuberger Berman

PRIVILEGES
AND SERVICES
------------------------------------------------------------

DOLLAR-COST AVERAGING
Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount -- say, $100 a month -- you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

As a Neuberger Berman fund shareholder, you have access to a range of services to make investing easier:

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more in any bond fund in this prospectus. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals from a Neuberger Berman fund of at least $100 on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses (except in money market funds).

ELECTRONIC BANK TRANSFERS -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system. This service is not available for retirement accounts.

INTERNET ACCESS -- At www.nbfunds.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE-REGISTERED TRADEMARK- -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

                                      Your Investment   39

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION

The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.


Because of this, if you buy shares of a bond fund just before the fund makes a capital gain distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.


Generally, if you're investing in a tax-advantaged retirement account, there are no tax consequences to you.


DISTRIBUTIONS -- Each fund pays out to shareholders any net income and net capital gains. Ordinarily, each of the funds declares income dividends daily and pays them monthly. The bond funds make capital gain distributions once a year (in December). The money market funds do not anticipate making any capital gain distributions. Gains from foreign currency transactions, if any, are normally distributed in October.

Unless you tell us otherwise, your income and capital gain distributions from a fund will be reinvested in that fund. However, if you prefer you may:

- receive all distributions in cash

- reinvest capital gain distributions, but receive income distributions in cash

To take advantage of one of these options, please indicate your choice on your application.


HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them.


                      40  Neuberger Berman

------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.


How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that we send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.


Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.


Income distributions and net short-term capital gains are generally taxed as regular income. Distributions of other capital gains from all funds are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund, or whether you reinvested your distributions.


In general, for all investors (including corporations), income distributions from the Government Money Fund are free from state income taxes and income distributions from the municipal funds are free from federal taxes. However, if you are a high-income individual who would owe comparatively little in federal income taxes, some of your fund income may be subject to the alternative minimum tax. A tax-exempt fund may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.


HOW SHARE TRANSACTIONS ARE TAXED -- When you sell or exchange fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.


                                      Your Investment   41

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

BACKUP WITHHOLDING

When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, the IRS requires the fund to withhold 31% of all money you receive from the fund (except for money market funds), whether from selling shares or from distributions.


If the appropriate ID number has been applied for but is not available (such as in the case of a custodial account for a newborn), you may open the account without a number. However, we must receive the number within 60 days in order to avoid backup withholding. For information on custodial accounts, call 800-877-9700.


We are also required to withhold 31% of all money you receive from distributions if the IRS tells us that you are subject to backup withholding.


WHEN YOU BUY SHARES -- Instructions for buying shares are on pages 46 and 47. Whenever you make an initial investment in one of the funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.


When you purchase shares you will receive the next share price calculated after your payment is received. Money market fund investors whose purchase orders are converted to "federal funds" before noon will accrue a dividend the same day. For the bond funds, dividends will not be earned or accrued until the day after our transfer agent receives payment.


WHEN YOU SELL SHARES -- Instructions for selling shares are on pages 48 and 49. You can place an order to sell some or all of your shares at any time. The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares


The funds no longer issue certificates for shares. If you have share certificates, the only way to redeem them is by sending in the certificates. Also, if you lose the certificate, you will be charged a fee to replace it.


                      42  Neuberger Berman

------------------------------------------------------------

SIGNATURE GUARANTEES
A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.


A notarized signature from a notary public is not a signature guarantee.


If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see sidebar). These cases include:

- when selling more than $50,000 worth of shares

- when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

- when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $2,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.


UNCASHED CHECKS -- We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.


                                      Your Investment   43

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------

FUND STRUCTURE
Each of the funds in this prospectus uses a "master-feeder" structure.


Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus, we have used the word "fund" to mean a feeder fund and its master portfolio.



For reasons relating to costs or a change in investment goal, among others, a feeder fund could switch to another master portfolio or decide to manage its assets itself.


STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one Neuberger Berman fund to another through an exchange of shares. There are three things to remember when making an exchange:

- both accounts must have the same registration

- you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

- because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange program is available to all shareholders in the funds, but can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.


PLACING ORDERS BY TELEPHONE -- Neuberger Berman fund investors have the option of placing telephone orders, subject to certain restrictions. On non-retirement accounts, this option is available to you unless you indicate on your account application (or in a


                      44  Neuberger Berman

------------------------------------------------------------


CONVERSION TO THE EURO


Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.



At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by this issue.



At the same time, it is impossible to know whether the ongoing conversion, which could disrupt fund operations and investments if problems arise, has been adequately addressed until the conversion is completed.


subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

OTHER POLICIES -- Under certain circumstances, the funds reserve the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- suspend the telephone order privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC


- change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors


                                      Your Investment   45

BUYING SHARES

Method                        Things to know

-----------------------------------------------------------------------------
SENDING US A CHECK

Your first investment must be at least $2,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, or travelers checks

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to "Neuberger Berman Funds;" we cannot accept checks made out to you or other parties and signed over to us

-----------------------------------------------------------------------------
WIRING MONEY

A wire for a first investment must be for at least $2,000

Wires for additional investments must be for at least $1,000

-----------------------------------------------------------------------------
EXCHANGING FROM
ANOTHER FUND

An exchange for a first investment must be for at least $2,000

Exchanges for additional investments must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed


-----------------------------------------------------------------------------

BY TELEPHONE


We do not accept phone orders for a first investment



Additional investments must be for at least $1,000



Shares will be purchased at the time we receive your money



Not available on retirement accounts


-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
INVESTMENTS

All investments must be at least $100

                      46  Neuberger Berman

RETIREMENT PLANS
We offer investors a number of tax-advantaged plans for retirement saving:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions are deductible for some investors, but even when they're not, an IRA can be beneficial.

ROTH IRAS offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Consult your tax professional to find out which types of plans may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan.


Generally, retirement plans should not invest in municipal funds.


Instructions

----------------------------------------------------

Fill out the application and enclose your check

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the fund name, your account number and other information as requested

----------------------------------------------------

Call 800-877-9700 to place your order

To place an order using FUNDFONE-Registered Trademark- call 800-335-9366

----------------------------------------------------


Call 800-877-9700 to notify us of your purchase



Immediately follow up with a wire or electronic transfer


To add shares to an existing account using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 for instructions

                                      Your Investment   47

SELLING SHARES

Method                        Things to know

-----------------------------------------------------------------------------
SENDING US A LETTER

Unless you tell us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s)

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 fee

You can also request that we send the proceeds to your designated bank account by electronic transfer without fee


You may need a signature guarantee


-----------------------------------------------------------------------------
SENDING US A FAX

For amounts of up to $50,000

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
CALLING IN YOUR ORDER

All phone orders to sell shares must be for at least $1,000, unless you are closing out an account

Not available if you have declined the phone option or are selling shares in a retirement account

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
EXCHANGING INTO
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
WITHDRAWALS

For accounts with at least $5,000 worth of shares in them

Withdrawals must be at least $100

-----------------------------------------------------------------------------
BY CHECK

Available for money market funds only

Withdrawals must be at least $250

                      48  Neuberger Berman

INTERNET CONNECTION
Investors with Internet access can enjoy many valuable and time-saving features by visiting us on the World Wide Web at www.nbfunds.com.

The site offers complete information on our funds, current performance data, and an Investment Education Center with interactive worksheets for college and retirement planning. Also available are relevant news items, tax information, portfolio manager interviews, and related articles.

As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions -- 24 hours a day.

Instructions

----------------------------------------------------

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Write a request to sell shares as described above

Fax it to 212-476-8848

Call 800-877-9700 to make sure your fax arrived and is in order

----------------------------------------------------

Call 800-877-9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDfone-Registered Trademark- call 800-335-9366

----------------------------------------------------

Call 800-877-9700 to place your order

To place an order using FUNDfone-Registered Trademark- call 800-335-9366

----------------------------------------------------

Call 800-877-9700 for instructions

----------------------------------------------------

                                      Your Investment   49

-------------------------------------------------------------------

NOTES

-------------------------------------------------------------------

NOTES

OBTAINING INFORMATION
You can obtain a share-
holder report, SAI, and other information from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

800-877-9700
212-476-8800


Website:
www.nbfunds.com
Email:
questions@nbfunds.com



You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.



You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.


NEUBERGER BERMAN INCOME FUNDS

- No load

- No sales charges

- No 12b-1 fees

If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:


- a discussion by the portfolio managers about strategies and market conditions


- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about each fund's management and business structure


The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180


[RECYCLE LOGO] A0107  03/00                            SEC file number: 811-3802

--------------------------------------------------------------------------------

                 NEUBERGER BERMAN INCOME FUNDS AND PORTFOLIOS

                     STATEMENT OF ADDITIONAL INFORMATION


                             DATED MARCH 1, 2000


      Neuberger Berman                    Neuberger Berman
      Government Money Fund               Limited Maturity Bond Fund
      (and Neuberger Berman               (and Neuberger Berman
      Government Money                    Limited Maturity Bond Portfolio)
      Portfolio)


      Neuberger Berman                    Neuberger Berman
      Cash Reserves                       High Yield Bond Fund
      (and Neuberger Berman               (and Neuberger Berman
      Cash Reserves Portfolio)            High Yield Bond Portfolio)


                             No-Load Mutual Funds
             605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                            Toll-Free 800-877-9700

--------------------------------------------------------------------------------


            Neuberger Berman GOVERNMENT MONEY Fund ("GOVERNMENT MONEY"), Neuberger Berman CASH RESERVES ("CASH RESERVES"), Neuberger Berman LIMITED MATURITY Bond Fund ("LIMITED MATURITY") and Neuberger Berman HIGH YIELD Bond Fund ("HIGH YIELD") (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated March 1, 2000. The Funds invest all of their net investable assets in Neuberger Berman GOVERNMENT MONEY Portfolio, Neuberger Berman CASH RESERVES Portfolio, Neuberger Berman LIMITED MATURITY Bond Portfolio, and Neuberger Berman HIGH YIELD Bond Portfolio (each a "Portfolio"), respectively.

            The Funds' Prospectus, which is also the prospectus for certain municipal funds administered by Neuberger Berman Management Inc. ("NB Management"), provides basic information that an investor should know before investing. You can get a free copy of the Prospectus from NB Management, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.


            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.


            The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C) 2000 Neuberger Berman Management Inc.

                                TABLE OF CONTENTS
                                -----------------


INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Temporary Defensive Position...........................................6
      Investment Insight.....................................................6
      Money Market Funds.....................................................7
      Bond Funds.............................................................7
      Additional Investment Information......................................9
      Risks of Fixed Income Securities......................................33
      Risks of Equity Securities............................................35


CERTAIN RISK CONSIDERATIONS.................................................36


PERFORMANCE INFORMATION.....................................................36
      Yield Calculations....................................................36
      Tax Equivalent Yield - State and Local Taxes..........................37
      Total Return Computations.............................................38
      Comparative Information...............................................38
      Other Performance Information.........................................40

TRUSTEES AND OFFICERS.......................................................40

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................45
      Investment Manager and Administrator..................................45
      Management and Administration Fees....................................46
      Expense Reimbursements................................................47
      Sub-Adviser...........................................................48
      Investment Companies Managed..........................................48
      Management and Control of NB Management and Neuberger Berman..........51

DISTRIBUTION ARRANGEMENTS...................................................51

ADDITIONAL PURCHASE INFORMATION.............................................52
      Share Prices and Net Asset Value......................................52
      Automatic Investing and Dollar Cost Averaging.........................53

ADDITIONAL EXCHANGE INFORMATION.............................................53

ADDITIONAL REDEMPTION INFORMATION...........................................56
      Suspension of Redemptions.............................................56
      Redemptions in Kind...................................................56

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................56

ADDITIONAL TAX INFORMATION..................................................57

      Taxation of the Funds.................................................57
      Taxation of the Portfolios............................................58
      Taxation of the Funds'Shareholders....................................61

VALUATION OF PORTFOLIO SECURITIES...........................................62

PORTFOLIO TRANSACTIONS......................................................62
      Portfolio Turnover....................................................63

REPORTS TO SHAREHOLDERS.....................................................64

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................64
      The Funds.............................................................64
      The Portfolios........................................................65

CUSTODIAN AND TRANSFER AGENT................................................66

INDEPENDENT AUDITORS........................................................67

LEGAL COUNSEL...............................................................67

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................67

REGISTRATION STATEMENT......................................................68

FINANCIAL STATEMENTS........................................................68

APPENDIX A  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER................A-1

                             INVESTMENT INFORMATION

            Each Fund is a separate series of Neuberger Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by NB Management, are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of:

            (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or

            (2) a majority of the outstanding shares of the Fund or Portfolio.

            These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS
-----------------------------------

            Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

            For purposes of the investment limitation on concentration in a particular industry, Neuberger Berman LIMITED MATURITY Bond Portfolio determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Neuberger Berman CASH RESERVES Portfolio determines the
"issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificate of deposit ("CD") is interpreted to include similar types of time deposits.


            With respect to the limitation on borrowings, Neuberger Berman HIGH YIELD Bond Portfolio may pledge assets in connection with permitted borrowings. For purposes of its limitation on commodities, Neuberger Berman LIMITED MATURITY Bond Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

            Except  for  the  limitation  on  borrowing  and the  limitation  on illiquid securities, any maximum percentage of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio. If events subsequent to a transaction result in a Portfolio exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

            The fundamental investment policies and limitations of Neuberger Berman GOVERNMENT MONEY Portfolio are as follows:

            1. BORROWING. The Portfolio may not borrow money, except from banks for temporary or emergency purposes and not for leveraging or investment, in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES AND REAL ESTATE. The Portfolio may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association ("GNMA").

            3. LENDING. The Portfolio may not make loans. The acquisition of a portion of an issue of publicly distributed bonds, debentures, notes, and other securities as permitted by Managers Trust's Declaration of Trust shall not be deemed to be the making of loans.

            4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities") or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

            5. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.


            6. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").


            7. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. The Portfolio may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

            The non-fundamental investment policies and limitations of Neuberger Berman GOVERNMENT MONEY Portfolio are as follows:

            1.  BORROWING.   The  Portfolio  may  not  purchase   securities  if
outstanding borrowings exceed 5% of its total assets.

            2. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.

            The following investment policies and limitations are fundamental and apply to each of Neuberger Berman CASH RESERVES Portfolio and Neuberger Berman LIMITED MATURITY Bond Portfolio unless otherwise indicated:

            1. BORROWING. Neither Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. Neuberger Berman LIMITED MATURITY Bond Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. Neuberger

Berman CASH RESERVES Portfolio may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.

            3. DIVERSIFICATION. Neither Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, Neuberger Berman CASH RESERVES Portfolio is subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

            4. INDUSTRY CONCENTRATION. Neither Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities, or (ii) investments by Neuberger Berman CASH RESERVES Portfolio in CDs or banker's acceptances issued by domestic branches of U.S. banks.

            5. LENDING. Neither Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. Neither Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. Neither Portfolio may issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. Neither Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

            The fundamental investment policies and limitations of Neuberger Berman HIGH YIELD Bond Portfolio are as follows:

            1. BORROWING. The Portfolio may not borrow money, except that it may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments, or from investing in securities of any kind.

            3. DIVERSIFICATION. The Portfolio may not with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.

            5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

            The following investment policies and limitations are non-fundamental and apply to each of Neuberger Berman CASH RESERVES Portfolio, Neuberger Berman LIMITED MATURITY Bond Portfolio, and Neuberger Berman HIGH YIELD Bond Portfolio unless otherwise indicated:

            1. INVESTMENTS IN ANY ONE ISSUER. Neuberger Berman CASH RESERVES Portfolio may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

            2. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 15% of its net assets (10% in the case of Neuberger Berman CASH RESERVES Portfolio) would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

            3. BORROWING. No Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            4. LENDING (NEUBERGER BERMAN CASH RESERVES PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). Except for the purchase of debt securities and engaging in repurchase agreements, neither Portfolio may make any loans other than securities loans.

            LENDING (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO). Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

            5. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger Berman HIGH YIELD Bond Portfolio and Neuberger Berman LIMITED MATURITY Bond Portfolio, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

TEMPORARY DEFENSIVE POSITION
----------------------------


            For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper (except for Neuberger Berman GOVERNMENT MONEY Portfolio), other money market funds (except for Neuberger Berman GOVERNMENT MONEY Portfolio and Neuberger Berman CASH RESERVES Portfolio) and certain other money market instruments, as well as (except for Neuberger Berman GOVERNMENT MONEY Portfolio) repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal and state income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which Neuberger Berman LIMITED MATURITY Bond Portfolio and Neuberger Berman HIGH YIELD Bond Portfolio normally invest.


INVESTMENT INSIGHT
------------------

            Neuberger Berman's commitment to its asset management approach is reflected in the more than $125 million the organization's employees and their families have invested in the Neuberger Berman mutual funds.


            NB Management offers a group of mutual funds that earn taxable income and are designed with varying degrees of risk and return based on the duration and/or maturity of each Portfolio. Duration measures a bond's exposure to interest rate risk. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer you extend a bond's duration, the greater its potential return and exposure to interest rate fluctuations.


            For example, GOVERNMENT MONEY and CASH RESERVES are money market funds with a dollar-weighted average portfolio maturity of up to 90 days. This is followed by LIMITED MATURITY which seeks a higher income but can experience more price fluctuation. Its portfolio of bonds has a maximum average duration of four years. Rounding out the group is HIGH YIELD which invests primarily in lower rated debt securities. This Fund has even greater potential for higher yields but is accompanied by increased risk. Its portfolio has no duration, maturity or minimum quality limitations. A more detailed discussion of each Fund follows. In all cases, these Funds pursue attractive current income with varying levels of risk to principal and differ according to their investment guidelines. These guidelines include maturity or duration, type of bonds, and the credit quality of these bonds.


MONEY MARKET FUNDS
------------------


NEUBERGER BERMAN GOVERNMENT MONEY FUND
            Neuberger Berman Government Money Fund seeks to provide investors with maximum safety and liquidity and high current income. The Fund attempts to achieve its objective by investing in U.S. Treasury securities, although it may invest in other types of issues backed by the full faith and credit of the U.S. Government. Unlike other money market funds, it does not invest in repurchase agreements or other investments commonly used by its peers. Also, the fund's dividends are generally exempt from state and local income taxes, although not from federal income tax. The managers select securities to maximize yield, while attempting to maintain a consistent $1.00 net asset value.

NEUBERGER BERMAN CASH RESERVES
            Neuberger Berman Cash Reserves seeks to provide investors with the highest available current income consistent with safety and liquidity. In pursuit of its objective, the fund invests in high quality U.S.-dollar denominated money-market instruments. The managers select securities to maximize yield, while seeking a stable $1.00 net asset value. They also broadly diversify among number and types of issuers to help limit risk.


BOND FUNDS
----------

            Our bond funds are managed on the basis of a strategy of investment in fixed income sectors we believe are attractively priced, and the selection of the most attractively priced issues in those sectors based on their perceived risk and returns. We also manage the duration of the portfolios. Sector investments include corporate bonds, mortgage-backed securities, asset backed securities, CMOs (Collateralized Mortgages Obligations), Treasuries and Government agencies.


NEUBERGER BERMAN LIMITED MATURITY BOND FUND
            Neuberger Berman Limited Maturity Bond Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

            LIMITED MATURITY BOND INVESTORS CAN EXPECT:
            o     Actively managed portfolio duration
            o     Credit selection with a value bias
            o     Risk reduction through diversification

            ACTIVELY MANAGED PORTFOLIO DURATION. The managers attempt to increase income and preserve or enhance total return by actively managing average portfolio duration. As one manager explains, "Historically, limited maturity portfolios have been able to deliver much of the yield available in the investment-grade bond market with reduced volatility." Of course, there is no assurance that past results will continue in the future. By keeping average duration at four years or less, the managers attempt to reduce the higher level of volatility that is generally associated with bonds of longer duration. Duration is the measure of how bond prices respond to shifts in interest rates, taking into account maturity, coupon, call protection, and other factors. In general, the longer a security's duration, the higher the yield and the greater the volatility.

            CREDIT SELECTION WITH A VALUE BIAS. As part of their credit selection process, the managers monitor national trends in the corporate and government securities markets, including a range of economic and financial factors. Specifically, they look for short- to intermediate-term securities that appear underpriced compared to bonds of similar structure and credit quality as well as those that seem ripe for a ratings upgrade. In choosing lower-rated securities, the managers look for companies in sound financial condition that may not be well known to the majority of investors.

            RISK REDUCTION THROUGH DIVERSIFICATION. In an attempt to reduce credit risk, the portfolio diversifies among many different issuers and types of securities. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. In an effort to enhance yield and add diversification, it may also invest up to 10% of net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's, or unrated securities deemed by the managers to be of comparable quality. The managers believe, "The incremental yield compensates for the additional political and economic risks we take on." On occasion, they may also place a portion of assets in foreign securities, which could cause greater movements in the fund's share price.

NEUBERGER BERMAN HIGH YIELD BOND FUND
            Neuberger Berman High Yield Bond Fund seeks high current income and secondarily, capital growth by investing at least 65% of its total assets in high yield, lower-rated debt securities (sometimes known as junk bonds). These are securities rated below investment grade or unrated securities deemed to be of comparable quality.

            HIGH YIELD BOND INVESTORS CAN EXPECT:
            o     Yield enhancement through investment in lower-rated bonds
            o     An equity approach to high yield bond selection
            o     A process that searches for deleveraging opportunities

            YIELD ENHANCEMENT THROUGH INVESTMENT IN LOWER-RATED BONDS. The managers seek a high level of current income by investing a significant portion of the portfolio's assets in lower-rated debt securities. Lower-rated bonds are debt securities that are rated below investment grade or unrated securities deemed by the managers to be of comparable quality. Lower-rated bonds typically carry higher yields because they are judged to be of lesser credit quality than alternative investments, such as U.S. government securities or investment grade bonds. There is an inverse relationship between the price of a bond and its yield. Generally, as yields rise the principal value of the bond falls, while declining yields indicate a rise in the principal value of the bond.

            AN EQUITY APPROACH TO HIGH YIELD BOND SELECTION. Similar to equity securities, the performance of high-yield bonds is closely related to the financial health of the underlying companies that issue them, as well as the market as a whole. Therefore, the managers approach security selection using the same bottom-up strategy as many of their equity counterparts at Neuberger Berman. As one co-manager puts it, "We're looking for the bonds of companies we consider capable of generating consistent or improving cash flows despite their lower credit ratings." In addition to reviewing a company's financials, they also assess the firm's overall strategy and quality of its senior executives. They tend to favor companies with strong market positions, low cost operations, and good track records.

            A PROCESS THAT SEARCHES FOR DELEVERAGING OPPORTUNITIES. The managers focus their research efforts on financially stronger companies within the high yield universe. Specifically, they seek to invest in companies that can generate cash flows sufficient to pay down debt or fund their growth, a process known as deleveraging. As debt becomes a smaller portion of these companies' capitalizations, the prices of the bonds may rise as investors become more comfortable with the risks and anticipate ratings upgrades. However, there can be no assurance that these bonds' prices will rise in every instance, and high yield securities are more volatile than their investment grade counterparts.


ADDITIONAL INVESTMENT INFORMATION
---------------------------------


            Some or all of the Portfolios, as indicated below, may make the following investments, among others, some of which are part of the Portfolios' principal investment strategies and some of which are not. The principal strategies of each Portfolio are discussed in the Prospectus. They may not buy all of the types of securities or use all of the investment techniques that are described.

            U.S.  GOVERNMENT  AND AGENCY  SECURITIES  (ALL  PORTFOLIOS).  U.S.
Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage
Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

            POLICIES AND LIMITATIONS. Neuberger Berman CASH RESERVES Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities. Under normal circumstances, Neuberger Berman HIGH YIELD Bond Portfolio may invest up to 35% of its total assets in U.S. Government and Agency Securities.

            INFLATION-INDEXED SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIOS). The Portfolios may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Portfolio holds the security, the Portfolio may earn less on it than on a conventional bond.

            Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (I.E., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

            Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, a Portfolio may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.


            ILLIQUID SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY PORTFOLIO). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.

            POLICIES AND LIMITATIONS. Neuberger Berman LIMITED MATURITY Bond Portfolio and Neuberger Berman HIGH YIELD Bond Portfolio may each invest up to 15% of its net assets in illiquid securities (10% in the case of Neuberger Berman CASH RESERVES Portfolio).

            REPURCHASE AGREEMENTS (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY PORTFOLIO). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.


            POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% (10% in the case of Neuberger Berman CASH RESERVES
Portfolio) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


            SECURITIES LOANS (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY PORTFOLIO). Each of these Portfolios may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


            POLICIES AND LIMITATIONS. In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY PORTFOLIO). The Portfolios may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% (10% in the case of Neuberger Berman CASH RESERVES Portfolio) limit on investments in illiquid securities.

            COMMERCIAL PAPER (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY PORTFOLIO). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Portfolio's 15% (10% in the case of Neuberger Berman CASH RESERVES Portfolio) limit on investments in illiquid securities.

            REVERSE  REPURCHASE  AGREEMENTS  (ALL  PORTFOLIOS  EXCEPT  NEUBERGER
BERMAN GOVERNMENT MONEY PORTFOLIO). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Portfolio's and its corresponding Fund's net asset values ("NAVs") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

            POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Portfolio's obligations under the agreement.

            BANKING AND SAVINGS INSTITUTION SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY PORTFOLIO). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.

            POLICIES AND LIMITATIONS. Neuberger Berman CASH RESERVES Portfolio may invest 25% or more of its total assets in CDs or banker's acceptances issued by domestic branches of U.S. banks. CDs are interpreted to include similar types of time deposits. The Portfolio may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on NB Management's approved list, and (3) in the case of a foreign bank or institution, the securities are, in NB Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements.

            VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY PORTFOLIO). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

            Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a

Portfolio's quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

            Among the Adjustable Rate Securities in which Neuberger Berman CASH RESERVES Portfolio may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Portfolio to recover its assets may depend on the treatment of GICs under state insurance laws.

            POLICIES AND LIMITATIONS. Except for Neuberger Berman CASH RESERVES Portfolio, no Portfolio may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Portfolio, except for Neuberger Berman CASH RESERVES Portfolio, excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. Neuberger Berman Cash Reserves Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

            For purposes of determining its dollar-weighted average maturity, each Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, each Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

            GICs are generally regarded as illiquid. Thus, Neuberger Berman CASH RESERVES Portfolio may not invest in such GICs if, as a result, more than 10% of the value of its net assets would then be invested in such GICs and other illiquid securities.


            MONEY MARKET FUNDS (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY PORTFOLIO AND NEUBERGER BERMAN CASH RESERVES PORTFOLIO). Each Portfolio may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Portfolio (and indirectly, the Portfolio's corresponding Fund and its shareholders) to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to its portfolio investments, including the shares of other investment companies.

            POLICIES AND LIMITATIONS. Each Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in all investment companies in the aggregate.


            MORTGAGE-BACKED SECURITIES (ALL PORTFOLIOS). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie
Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement.

            Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

            Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Portfolio may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Portfolios use an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

            Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO(although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

            Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Portfolio may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet the Portfolio's quality standards. NB Management will, consistent with the Portfolios' investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

            POLICIES AND LIMITATIONS. A Portfolio may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% (10% in the case of Neuberger Berman CASH RESERVES Portfolio and Neuberger Berman GOVERNMENT MONEY Portfolio) of the Portfolio's net assets would be invested in illiquid securities. Neuberger Berman GOVERNMENT MONEY Portfolio may invest in U.S. Government mortgage-backed securities only if they are backed by the full faith and credit of the United States.

            REAL ESTATE-RELATED INSTRUMENTS (Neuberger Berman HIGH YIELD Bond Portfolio). Real estate-related instruments include real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

            Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.


            ASSET-BACKED  SECURITIES (ALL  PORTFOLIOS  EXCEPT  NEUBERGER  BERMAN
GOVERNMENT MONEY PORTFOLIO). Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

            Certificates for Automobile ReceivablesSM ("CARSSM") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

            Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

            Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

            Neuberger  Berman  LIMITED  MATURITY  Bond  Portfolio  and Neuberger
Berman HIGH YIELD Bond Portfolio each may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Portfolio.


            U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY PORTFOLIO). These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.


            POLICIES AND LIMITATIONS. These investments are subject to each Portfolio's quality, maturity, and duration standards.


            FOREIGN CURRENCY DENOMINATED SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). Foreign
currency denominated securities are denominated in or indexed to foreign currencies, including (1) CDs (including similar time deposits), commercial paper, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.


            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

            POLICIES AND LIMITATIONS. Each Portfolio may invest up to 25% of its net assets in foreign securities denominated in or indexed to foreign currencies and, with respect to Neuberger Berman HIGH YIELD Bond Portfolio, American Depositary Receipts ("ADRs") on such securities. Within that limitation, however, neither Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency. The Portfolios invest in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by NB Management.

            AMERICAN DEPOSITARY RECEIPTS (Neuberger Berman HIGH YIELD Bond Portfolio). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.

            POLICIES AND LIMITATIONS. ADRs on foreign securities which are denominated in foreign currencies are subject to the Portfolio's 25% limit on foreign securities denominated in foreign currencies.


            DOLLAR ROLLS (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). In a "dollar roll," a Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Portfolio's and its corresponding Fund's NAVs and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll in which the Portfolio holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. NB Management monitors the creditworthiness of counterparties to dollar rolls.

            POLICIES AND LIMITATIONS. Dollar rolls are considered borrowings for purposes of a Portfolio's investment policies and limitations concerning borrowings.

            WHEN-ISSUED TRANSACTIONS (ALL PORTFOLIOS). These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by a Portfolio to purchase securities that will be issued at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

            When-issued transactions enable a Portfolio to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price.

            The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's NAV starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

            POLICIES AND LIMITATIONS. A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

            When a Portfolio purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.

            FUTURES CONTRACTS AND OPTIONS THEREON (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolios may purchase and sell interest rate and bond index futures contracts and options thereon, and may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or

"Futures Contracts") and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolios view investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Portfolios.

            A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

            U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

            Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.


            "Margin" with respect to Futures is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by a Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, each Portfolio marks to market the value of its open Futures positions. A Portfolio also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

            An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

            Although each Portfolio believes that the use of Futures Contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, a Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

            Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.


            Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


            POLICIES AND LIMITATIONS. The Portfolios may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Portfolios engage in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Neither Portfolio engages in transactions in Futures or options thereon for speculation.

            CALL OPTIONS ON SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). Each Portfolio may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

            When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. That Portfolio receives a premium for writing the option. When writing call options, each Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, that Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. A Portfolio may be obligated to deliver securities underlying a call option at less than the market price.


            The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do), but is capable of enhancing a Portfolio's total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.


            If a call option that a Portfolio has written expires unexercised, that Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


            When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.


            POLICIES AND LIMITATIONS. Each Portfolio may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. Each Portfolio may write covered call options for the purpose of producing income. Each Portfolio will write a call option on a security only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

            PUT OPTIONS ON SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). Each Portfolio may write and purchase put options on securities. A Portfolio will receive a premium for writing a put option, which obligates that Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. A Portfolio may be obligated to purchase the underlying security at more than its current value.

            When a Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Portfolio might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

            Portfolio securities on which put options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, a Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

            POLICIES AND LIMITATIONS. Each Portfolio generally writes and purchases put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's
NAVs).

            GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by a Portfolio terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Portfolio and is never exercised or closed out, that Portfolio will lose the entire amount of the premium paid.


            Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Portfolio and a counterparty, with no clearing organization guarantee. Thus, when a Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) that Portfolio originally sold (or purchased) the option. There can be no assurance that a Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolios may engage in OTC options transactions.


            The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

            A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            A Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.


            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.


            POLICIES AND LIMITATIONS. The assets used as cover (or held in a segregated account) for OTC options written by a Portfolio will be considered illiquid and thus subject to each Portfolio's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

            FORWARD FOREIGN CURRENCY CONTRACTS (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). Each Portfolio may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). Each Portfolio enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

            At the consummation of a Forward Contract to sell currency, a Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.


            NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.


            However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If a Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Portfolio may experience delays in the settlement of its foreign currency transactions.

            POLICIES AND LIMITATIONS. The Portfolios do not engage in transactions in Forward Contracts for speculation; they view investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them.

            OPTIONS ON FOREIGN CURRENCIES (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). Each Portfolio may write and purchase covered call and put options on foreign currencies.

Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

            POLICIES AND LIMITATIONS. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities.

            REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS") (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). To the extent a Portfolio sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            COVER FOR HEDGING INSTRUMENTS (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). Each Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Portfolio.

            POLICIES AND LIMITATIONS. Each Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.


            GENERAL RISKS OF HEDGING INSTRUMENTS (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected by the manager to resemble or offset that of the Portfolio's underlying securities or currency. There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.



            A Portfolio's use of Hedging Instruments may be limited by certain provisions of the Code with which it must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC").
See "Additional Tax Information."


            POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. NB Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

            INDEXED SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolio may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.


            ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in zero coupon securities; Neuberger Berman LIMITED MATURITY Bond Portfolio and Neuberger Berman HIGH YIELD Bond Portfolio may invest in step coupon securities. Neuberger Berman HIGH YIELD Bond Portfolio may also invest in pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by each Portfolio prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

            Because each Portfolio's corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) to its shareholders each year for income and excise tax purposes, a Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."

            The market prices of zero coupon, step coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.


            SWAP AGREEMENTS (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO). To help enhance the value of its portfolio or manage its exposure to different types of investments, the Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

            In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

            Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

            POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Portfolio will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.


            MUNICIPAL OBLIGATIONS (NEUBERGER BERMAN CASH RESERVES PORTFOLIO, NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO AND NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO). Municipal obligations are issued by or on behalf of states, the District of Columbia, U.S. territories and possessions, and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations may be exempt from federal income tax. However, that exemption does not flow through to investors in the Funds, because each Fund's corresponding Portfolio will almost certainly invest less than half its assets in tax-exempt securities.


            Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

            The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.


            Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.


            POLICIES AND LIMITATIONS. Neuberger Berman LIMITED MATURITY Bond Portfolio may invest up to 5% of its net assets in municipal obligations. Neuberger Berman CASH RESERVES Portfolio may invest in municipal obligations that otherwise meet its criteria for quality and maturity. Neuberger Berman HIGH YIELD Bond Portfolio may invest in municipal obligations but has no current intention of doing so.


            LOWER-RATED DEBT SECURITIES (NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO AND NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO). Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all nationally recognized statistical rating organizations ("NRSROs") that have rated them (including those securities rated as low as D by Standard & Poor's ("S&P)) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a Portfolio that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.


            During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

            The market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

            The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.


            See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's Investors Service, Inc. ("Moody's").


            POLICIES AND LIMITATIONS. Neuberger Berman HIGH YIELD Bond Portfolio normally will invest at least 65% of its total assets in lower-rated debt securities. Neuberger Berman LIMITED MATURITY Bond Portfolio may invest up to 10% of its net assets in lower-rated debt securities; the Portfolio will not invest in such securities unless, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of those entities, deemed by NB Management to be of comparable quality. Neuberger Berman LIMITED MATURITY
Bond Portfolio may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permitted by the Portfolio's investment policies.

            DIRECT DEBT INSTRUMENTS (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO). Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Portfolio could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under "Foreign Securities" in this SAI.

            Because the Portfolio's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, NB Management will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. NB Management's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by NB Management and the original lending institution.

            There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Portfolio may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Portfolio may be subject to claims of the lead bank's creditors.

            Although some of the loans in which the Portfolio invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Portfolio purchases a loan through an assignment, there is a possibility that the Portfolio will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral.

            There may not be a recognizable, liquid public market for loan participations.

            POLICIES AND LIMITATIONS. To the extent direct debt is deemed illiquid, such an investment is subject to the Portfolio's restriction on investing no more than 15% of its net assets in illiquid securities. The Portfolio's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Portfolio, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the Portfolio. In combination, the Portfolio's policies and the SEC staff's interpretations may limit the amount the Portfolio can invest in loan participations.

            CONVERTIBLE SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO).
A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

            POLICIES AND LIMITATIONS. Securities convertible into common stock are not subject to the Portfolio's 20% limitation on equity securities.

            PREFERRED STOCK (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO). Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

            WARRANTS (NEUBERGER BERMAN HIGH YIELD BOND PORTFOLIO).  Warrants may
be acquired by the Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

RISKS OF FIXED INCOME SECURITIES
--------------------------------

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

RATINGS OF FIXED INCOME SECURITIES


            As discussed in the Prospectus, the Portfolios may purchase securities rated by S&P, Moody's, or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A. Each Portfolio may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Portfolio may permissibly invest.

            HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by Neuberger Berman CASH RESERVES Portfolio.

            INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

            LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated debt securities.

            Subsequent to its purchase by a Portfolio, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, with respect to Neuberger Berman LIMITED MATURITY Bond Portfolio, NB Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Portfolio's holdings of securities that are considered by the Portfolio to be below investment grade will not exceed 10% of its net assets. Neuberger Berman LIMITED MATURITY Bond Portfolio may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible under the Portfolio's investment policies. With respect to the money market Portfolios, NB Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

      DURATION AND MATURITY

            Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For all Portfolios except the money market portfolios, NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

            Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

            There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.


            Neuberger Berman GOVERNMENT MONEY Portfolio and Neuberger Berman CASH RESERVES Portfolio are required to maintain a dollar-weighted average portfolio maturity of no more than 90 days and invest in a portfolio of debt instruments with remaining maturities of 397 days or less. Neuberger Berman HIGH YIELD Bond Portfolio has no dollar-weighted average duration or maturity and has no limits on the maturity of its individual investments. Neuberger Berman
LIMITED MATURITY Bond Portfolio's dollar-weighted average duration will not exceed four years, although the Portfolio may invest in individual securities of any duration; the Portfolio's dollar-weighted average maturity may range up to six years.


RISKS OF EQUITY SECURITIES
--------------------------

            Equity securities in which Neuberger Berman HIGH YIELD Bond Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

            To the extent this Portfolio invests in such securities, the value of securities held by the Portfolio will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Portfolio's and the Fund's NAVs per share, which will fluctuate as the value of the securities held by the Portfolio change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry.
Not all factors can be predicted.

                           CERTAIN RISK CONSIDERATIONS

            A Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.



                           PERFORMANCE INFORMATION

            Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of HIGH YIELD and LIMITED MATURITY will vary, and an investment in either of these Funds, when redeemed, may be worth more or less than an investor's original cost.



YIELD CALCULATIONS

            GOVERNMENT MONEY AND CASH RESERVES. Each of these Funds may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

            The EFFECTIVE YIELD of these Funds is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

      Effective Yield = [(Base Period Return + 1)365/7] - 1.


            For the seven calendar days ended October 31, 1999, the current yields of GOVERNMENT MONEY and CASH RESERVES were 4.25% and 4.80%, respectively. For the same period, the effective yields were 4.34% and 4.91%, respectively.


            HIGH YIELD AND LIMITED MATURITY. Each of these Funds may advertise its "yield" based on a 30-day (or one month) period. This YIELD is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.


            The  annualized   yields  for  LIMITED   MATURITY  and  HIGH  YIELD,
respectively, for the 30-day period ended October 31, 1999 were 6.31% and 10.80%.


TAX EQUIVALENT YIELD - STATE AND LOCAL TAXES
--------------------------------------------

            GOVERNMENT MONEY. Substantially all of the dividends paid by GOVERNMENT MONEY represent income received by its corresponding Portfolio on direct obligations of the U.S. Government and, as a result, are not subject to income tax in most states and localities. From time to time, this Fund may advertise a "tax equivalent yield" for one or more of those states or localities that reflects the taxable yield that an investor subject to the highest marginal rate of state or local income tax would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                        Tax Equivalent Yield = Y1 + Y2
                                               ---
                                               1-MR

where Y1 equals that portion of the Fund's current or effective yield that is not subject to state or local income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal tax rate of the state or locality for which the tax equivalent yield is being calculated.


            The calculation of tax equivalent yield can be illustrated by the following example. If the current yield for a 7-day period was 5%, and during that period 100% of the income was attributable to interest on direct obligations of the U.S. Government and, therefore, was not subject to income taxation in most states and localities, a taxpayer residing in New York and subject to that state's highest marginal 2000 tax rate of 6.85% would have to have received a taxable current yield of 5.37% in order to equal the 5% after-tax yield. Moreover, if that taxpayer also were subject to income taxation by New York City at a marginal 2000 rate of 3.8276%, the taxpayer would have to have received a taxable current yield of 5.60% to equal the 5% after-tax yield.

            The use of a 5% yield in this example is for illustrative purposes only and is not indicative of the Fund's future performance. Of course, all dividends paid by GOVERNMENT MONEY are subject to federal income taxation at applicable rates.

TOTAL RETURN COMPUTATIONS
-------------------------

            LIMITED MATURITY and HIGH YIELD may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n = ERV

Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

            For the one-, five-, and ten-year periods ended October 31, 1999, the average annual total returns for LIMITED MATURITY were +1.98%, +5.50%, and +6.10%, respectively. If an investor had invested $10,000 in the Fund's shares on June 9, 1986, and had reinvested all capital gain distributions and income dividends, the value of that investor's holdings would have been $23,088 on October 31, 1999.

            For the one-year period ended October 31, 1999 and the period from March 3, 1998 to October 31, 1999, the average annual total returns for HIGH YIELD were +1.86% and +0.08%, respectively. If an investor had invested $10,000 in the Fund's shares on March 3, 1998, and had reinvested all capital gain distributions and income dividends, the value of that investor's holdings would have been $10,014 on October 31, 1999.


            NB Management may from time to time reimburse a Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION
-----------------------

            From time to time each Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Financial Data Inc.'s Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2) recognized bond, stock, and other indices such as the Lehman
                Brothers Bond Index, the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

            Each Fund's performance also may be compared from time to time with the following specific indices, among others, and other measures of performance:

      GOVERNMENT MONEY'S and CASH RESERVES' performance may be compared, respectively, with IBC/Financial Data Inc.'s Government Money Market Funds average and Taxable General Purpose Money Market Funds average.

      LIMITED MATURITY'S performance may be compared with the Merrill Lynch 1-3 Year Treasury Index, the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.

      HIGH YIELD'S performance may be compared with the Lehman Brothers High Yield Bond Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Corporate Bond Index, First Boston High Yield Bond Fund Index, the Merrill Lynch High Yield Master Index, and the Lipper High Yield Bond Fund Index as well as the performance of Treasury securities and corporate bonds.

            Each Fund may invest some of its assets in different types of securities than those included in the index used as a comparison with the Fund's historical performance. A Fund may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.

            In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

            The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield. Evaluations of the Funds' performance, their yield/ total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements").

OTHER PERFORMANCE INFORMATION
-----------------------------

            From  time  to  time,  information  about  a  Portfolio's  portfolio
allocation   and  holdings  as  of  a   particular   date  may  be  included  in
Advertisements for its corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

            Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

            Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

            Information   regarding  the  effects  of  automatic  investing  and
systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                            TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman.


Name, Address                     Positions Held
AND AGE(1)                        WITH THE TRUSTS     PRINCIPAL OCCUPATION(S)(2)
----------                        ---------------     --------------------------

Claudia A. Brandon (43)           Secretary of each   Employee of Neuberger Berman
                                  Trust               since 1999; Vice President
                                                      of NB Management from 1986
                                                      to 1999;  Secretary of ten
                                                      other   mutual  funds  for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.

John Cannon (69)                  Trustee of each     Chairman and Chief Investment
CDC Capital Management            Trust               Officer of CDC Capital
450 Sentry Parkway                                    Management (registered
Suite 105                                             investment adviser)
P.O. Box 1212                                         (1993-present).
Blue Bell, PA  19422

Stacy Cooper-Shugrue (36)         Assistant           Employee of Neuberger Berman
                                  Secretary of each   since 1999; Assistant Vice
                                  Trust               President of NB Management
                                                      from    1993   to    1999;
                                                      Assistant Secretary of ten
                                                      other   mutual  funds  for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.

Barbara DiGiorgio (41)            Assistant           Employee of NB Management;
                                  Treasurer of each   Assistant Vice President of NB
                                  Trust               Management from 1993 to 1999;
                                                      Assistant  Treasurer since
                                                      1996 of ten  other  mutual
                                                      funds    for    which   NB
                                                      Management     acts     as
                                                      investment    manager   or
                                                      administrator.

Theodore P. Giuliano* (47)        Chairman of the     Vice President and Director of
                                  Board and Trustee   NB Management; Principal of
                                  of each Trust       Neuberger Berman from 1987 to
                                                      1999;   Chairman   of  the
                                                      Board and  Trustee  of one
                                                      other   mutual   fund  for
                                                      which NB  Management  acts
                                                      as administrator.

Barry Hirsch (66)                 Trustee of each     Senior Vice President,
Loews Corporation                 Trust               Secretary, and General Counsel
667 Madison Avenue                                    of Loews Corporation
8th Floor                                             (diversified financial
New York, NY 10021                                    corporation).



Name, Address                     Positions Held
AND AGE(1)                        WITH THE TRUSTS     PRINCIPAL OCCUPATION(S)(2)
----------                        ---------------     --------------------------

Robert A. Kavesh (72)             Trustee of each     Professor of Finance and
110 Blecker Street                Trust               Economics at Stern School of
Apt. 24B                                              Business, New York University;
New York, NY 10012                                    Director of Del Laboratories,
                                                      Inc. and Greater New York
                                                      Mutual Insurance Co.

C. Carl Randolph (62)             Assistant           Senior Vice President,
                                  Secretary of each   Secretary and General Counsel
                                  Trust               of Neuberger Berman Inc.
                                                      (holding         company);
                                                      Assistant Secretary of ten
                                                      other   mutual  funds  for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.

William E. Rulon (67)             Trustee of each     Retired.  Senior Vice
1761 Hotel Circle South           Trust               President of Foodmaker, Inc.
San Diego, CA 92108                                   (operator and franchiser of
                                                      restaurants) until January
                                                      1997; Secretary of Foodmaker,
                                                      Inc. until July 1996.

Richard Russell (53)              Treasurer and       Employee of NB Management;
                                  Principal           Vice President of NB
                                  Accounting Officer  Management from 1993 to 1999;
                                  of each Trust       Treasurer and Principal
                                                      Accounting  Officer of ten
                                                      other   mutual  funds  for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.

Candace L. Straight (52)          Trustee of each     Private investor and
518 E. Passaic Avenue             Trust               consultant specializing in the
Bloomfield, NJ  07003                                 insurance industry; Advisory
                                                      Director   of   Securities
                                                      Capital   LLC,  (a  global
                                                      private equity  investment
                                                      firm making investments in
                                                      the   insurance   sector);
                                                      Trustee    of     Advisers
                                                      Managers     Trust     and
                                                      Neuberger  Berman Advisers
                                                      Management          Trust;
                                                      Principal    of   Head   &
                                                      Company,    LLC   (limited
                                                      liability          company
                                                      providing       investment
                                                      banking   and   consulting
                                                      services to the  insurance
                                                      industry)    until   March
                                                      1996;  Director  of  Drake
                                                      Holdings    (U.K.    motor
                                                      insurer) until June 1996.




Name, Address                     Positions Held
AND AGE(1)                        WITH THE TRUSTS     PRINCIPAL OCCUPATION(S)(2)
----------                        ---------------     --------------------------

Daniel J. Sullivan (60)           Vice President of   Senior Vice President of NB
                                  each Trust          Management since 1992; Vice
                                                      President   of  ten  other
                                                      mutual  funds for which NB
                                                      Management     acts     as
                                                      investment    manager   or
                                                      administrator.
Peter Sundman* (40)               President and       Executive Vice President and
                                  Chief Executive     Director of Neuberger Berman
                                  Officer of each     Inc. (holding company);
                                  Trust               President and Director of NB
                                                      Management;  Principal  of
                                                      Neuberger Berman from 1997
                                                      to 1999;  Chairman  of the
                                                      Board,   Chief   Executive
                                                      Officer and Trustee of ten
                                                      other   mutual  funds  for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.
Michael J. Weiner (52)            Vice President and  Senior Vice President of NB
                                  Principal           Management since 1992;
                                  Financial Officer   Principal of Neuberger Berman
                                  of each Trust       from 1998-99; Treasurer of NB
                                                      Management  from  1992  to
                                                      1996;  Vice  President and
                                                      Principal        Financial
                                                      Officer   of   ten   other
                                                      mutual  funds for which NB
                                                      Management     acts     as
                                                      investment    manager   or
                                                      administrator.
Celeste Wischerth (38)            Assistant           Employee of NB Management;
                                  Treasurer of each   Assistant Vice President of NB
                                  Trust               Management from 1994 to 1999;
                                                      Assistant Treasurer of ten
                                                      other   mutual  funds  for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.


--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Sundman and Giuliano are interested persons by virtue of the fact that they are officers and directors of NB
Management. Mr. Sundman is an Executive Vice President, and Mr. Giuliano is a Managing Director, of Neuberger Berman.

            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The  following   table  sets  forth   information   concerning   the
compensation of the trustees and officers of the Trust. None of the Neuberger Berman Funds(R) has any retirement plan for its trustees or officers.


                            TABLE OF COMPENSATION
                       FOR FISCAL YEAR ENDED 10/31/99
                       ------------------------------


                                  Aggregate     Total Compensation from Trusts
Name and Position                Compensation    in the Neuberger Berman Fund
WITH THE TRUST                 FROM THE TRUST     COMPLEX PAID TO TRUSTEES
------------------------       ---------------    ------------------------


John Cannon                        $24,579                 $52,000
Trustee                                         (2 other investment companies)

Stanley Egener*                       $0                      $0
Chairman of the Board, Chief                         (10 other investment
Executive Officer, and Trustee                            companies)

Theodore P. Giuliano                  $0                      $0
President and Trustee                           (2 other investment companies)

Barry Hirsch                       $23,978                 $49,250
Trustee                                         (2 other investment companies)

Robert A. Kavesh                   $24,215                 $51,250
Trustee                                         (2 other investment companies)

William E. Rulon                   $23,244                 $47,750
Trustee                                         (2 other investment companies)

Candace L. Straight                $23,978                 $51,500
Trustee                                         (2 other investment companies)

       * Mr. Egener retired from these positions on December 16, 1999.

            At January 31, 2000, the trustees and officers of the Trust and Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.


              INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------

            Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. NB Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolios, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolios (except for Neuberger Berman HIGH YIELD Bond Portfolio) on July 2, 1993. The Management Agreement was approved by the holders of the interests in Neuberger Berman High Yield Bond Portfolio on March 2, 1998.

            The Management Agreement provides, in substance,  that NB Management will  make  and  implement  investment  decisions  for  the  Portfolios  in  its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although NB Management has no current plans to pay a material amount of such compensation.


            NB Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and two persons who are officers of NB Management (three of whom are officers of Neuberger Berman), presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


            NB Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated May 1, 1995 ("Administration Agreement"). For such administrative services, each Fund pays NB Management a fee based on the Fund's average daily net assets, as described in the Prospectus. HIGH YIELD became subject to the Administration Agreement on February 3, 1998.

            Under the Administration Agreement, NB Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement. From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES
----------------------------------

            For investment management services, each Portfolio (except Neuberger Berman HIGH YIELD Bond Portfolio) pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Neuberger Berman HIGH YIELD Bond Portfolio pays NB Management a fee at the annual rate of 0.38% of the first $500 million of that Portfolio's average daily net assets, 0.355% of the next $500 million, 0.33% of the next $500 million, 0.305% of the next $500 million, and 0.28% of average daily net assets in excess of $2 billion.

            For administrative services, each Fund pays NB Management at the annual rate of 0.27% of that Fund's average daily net assets. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, a Fund may compensate such third parties for accounting and other services.


            Each  Fund  accrued  management  and  administration   fees  of  the
following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 1999, 1998, and 1997:


                                      MANAGEMENT AND ADMINISTRATION FEES
                                           ACCRUED FOR FISCAL YEARS
                                               ENDED OCTOBER 31
                                               ----------------

FUND                                  1999           1998          1997
----                                  ----           ----          ----


GOVERNMENT MONEY                  $3,100,110    $1,879,933     $1,703,377

CASH RESERVES                     $5,332,438    $4,055,560     $3,160,143

LIMITED MATURITY                  $1,356,702    $1,471,759     $1,275,694

HIGH YIELD                          $170,119       $72,734*           n/a
*  From date of inception, March 3, 1998 to October 31, 1998.

EXPENSE REIMBURSEMENTS
----------------------


            NB Management has voluntarily undertaken to reimburse each Fund other than GOVERNMENT MONEY for its Operating Expenses (including fees under the Administration Agreement) and the Fund's pro rata share of the corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.65% for CASH RESERVES; 0.70% per annum for LIMITED MATURITY; and 1.00% for HIGH YIELD of that Fund's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. NB Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. For the fiscal years ended October 31, 1999, 1998, and 1997, NB Management reimbursed the Funds the following amounts of expenses:

FUND                                  1999           1998          1997
----                                  ----           ----          ----

CASH RESERVES                             $0           $0              $0

LIMITED MATURITY                     $53,915     $143,344         $20,974

HIGH YIELD                          $111,347      $71,712*            n/a

*From date of inception, March 3, 1998 to October 31, 1998.

            HIGH YIELD had agreed to repay NB Management through December 31, 1999 for excess total operating expenses that NB Management had previously reimbursed to the Fund, provided the repayments did not cause the annual expense ratio to exceed 1.00% of average daily net assets. During the fiscal periods ended October 31, 1998 and 1999, HIGH YIELD did not repay any previously-reimbursed expenses to NB Management.


            The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

            The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by

NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER
-----------

            NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios (except for Neuberger Berman HIGH YIELD Bond Portfolio) on July 2, 1993. The Sub-Advisory Agreement was approved by the holders of the interests in Neuberger Berman HIGH YIELD Bond Portfolio on March 2, 1998.

            The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as a sub-adviser for all of the other mutual funds managed by NB Management.

            The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice to the appropriate Fund. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

            Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED
----------------------------


            As of December  31, 1999,  the  investment  companies  managed by NB
Management had aggregate net assets of approximately $18.7 billion. NB Management currently serves as investment manager of the following investment companies:



                                                        Approximate Net Assets at
    NAME                                                    DECEMBER 31, 1999
    ----                                                    -----------------

Neuberger Berman Cash Reserves Portfolio.......................$ 1,067,386,621
    (investment portfolio for Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio......................$ 496,244,470
    (investment portfolio for Neuberger Berman Government Money Fund)

Neuberger Berman High Yield Bond Portfolio........................$ 17,717,320
    (investment portfolio for Neuberger Berman High Yield Bond Fund)

Neuberger Berman Limited Maturity Bond Portfolio.................$ 264,519,644
    (investment  portfolio for Neuberger Berman Limited Maturity Bond Fund and
    Neuberger Berman Limited Maturity Bond Trust)

Neuberger Berman Municipal Money Portfolio.......................$ 301,713,416
    (investment portfolio for Neuberger Berman Municipal Money Fund)

Neuberger Berman Municipal Securities Portfolio...................$ 32,652,269
    (investment portfolio for Neuberger Berman Municipal Securities Trust)

Neuberger Berman Century Portfolio................................$ 12,994,259
    (investment  portfolio  for  Neuberger  Berman  Century Fund and Neuberger
    Berman Century Trust)

Neuberger Berman Focus Portfolio...............................$ 1,772,136,921
    (investment  portfolio for Neuberger  Berman Focus Fund,  Neuberger Berman
    Focus Trust, and Neuberger Berman Focus Assets)

Neuberger Berman Genesis Portfolio.............................$ 1,619,248,797
    (investment  portfolio for Neuberger Berman Genesis Fund, Neuberger Berman
    Genesis  Trust,  Neuberger  Berman  Genesis  Assets and  Neuberger  Berman
    Genesis Institutional)

Neuberger Berman Guardian Portfolio..........................  $ 4,406,419,837
    (investment  portfolio  for  Neuberger  Berman  Guardian  Fund,  Neuberger
    Berman Guardian Trust, and Neuberger Berman Guardian Assets)

Neuberger Berman International Portfolio.........................$ 195,064,579
    (investment   portfolio  for  Neuberger  Berman   International  Fund  and
    Neuberger Berman International Trust)

Neuberger Berman Manhattan Portfolio.............................$ 901,991,808
    (investment  portfolio  for Neuberger  Berman  Manhattan  Fund,  Neuberger
    Berman Manhattan Trust, and Neuberger Berman Manhattan Assets)

Neuberger Berman Millennium Portfolio............................$ 214,859,495
    (investment portfolio for Neuberger Berman Millennium Fund, Neuberger Berman Millennium Trust and Neuberger Berman Millennium Assets)

Neuberger Berman Partners Portfolio............................$ 3,489,710,309
    (investment portfolio for Neuberger Berman Partners Fund, Neuberger Berman Partners Trust, and Neuberger Berman Partners Assets)

Neuberger Berman Regency Portfolio................................$ 33,586,640
    (investment portfolio for Neuberger Berman Regency Fund and Neuberger Berman Regency Trust)

Neuberger Berman Socially Responsive Portfolio...................$ 146,960,016
    (investment portfolio for Neuberger Berman Socially Responsive Fund, Neuberger Berman Socially Responsive Trust, and Neuberger Berman Socially Responsive Assets)

Advisers Managers Trust (eight series).........................$ 2,442,187,166

            The investment decisions concerning the Portfolios and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

            There may be occasions when a Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.


            The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolios, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN
------------------------------------------------------------

            The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are Richard A. Cantor, Director and Chairman; Theodore P. Giuliano, Director and Vice President; Michael M. Kassen, Director, Executive Vice President and Chief Investment Officer; Barbara Katersky, Senior Vice President; Irwin Lainoff, Director; Daniel J. Sullivan, Senior Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; Michael J. Weiner, Senior Vice President; and Lawrence Zicklin, Director.

            The directors and officers of Neuberger Berman, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; C. Carl Randolph, Senior Vice President, General Counsel and Secretary; Robert Akeson, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian Gaffney, Senior Vice President; Brian E. Hahn, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph K. Herlihy, Senior Vice President and Treasurer; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Peter B. Phelan, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Michael J. Weiner, Senior Vice President; Marvin C. Schwartz, Managing Director.

            Messrs. Giuliano, Sundman, Sullivan, and Weiner are officers of each Trust.

            Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman.


                          DISTRIBUTION ARRANGEMENTS

            NB  Management   serves  as  the  distributor   ("Distributor")   in
connection with the offering of each Fund's shares on a no-load basis. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

            The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer to the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.


            The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 2000. Neuberger Berman HIGH YIELD Bond Fund became a party to the Distribution Agreement on February 3, 1998. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                       ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE
--------------------------------

            Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.

            Neuberger Berman Government Money Fund and Neuberger Berman Cash Reserves try to maintain stable NAVs of $1.00 per share. Their corresponding Portfolios value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. These Portfolios and their corresponding Funds calculate their NAVs as of noon Eastern time on each day the NYSE is open.

            Neuberger Berman High Yield Bond and Neuberger Berman Limited Maturity Bond Portfolios value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolios periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. These Portfolios and their corresponding Funds calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

            If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING
---------------------------------------------

            Shareholders may arrange to have a fixed amount automatically invested in shares of HIGH YIELD or LIMITED MATURITY each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

            Automatic investing enables a shareholder in LIMITED MATURITY or HIGH YIELD to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of shares in those Funds generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                       ADDITIONAL EXCHANGE INFORMATION

            As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the Equity, Municipal or other Income Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

            Fund shareholders who are considering exchanging shares into any of the funds described below should note that (1) like the Funds, the Municipal Funds are series of the Trust, (2) the Equity Funds are series of a Delaware business trust (named "Neuberger Berman Equity Funds") that is registered with the SEC as an open-end management investment company, (3) each of the Equity and Municipal Funds invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.

EQUITY FUNDS
------------


Neuberger Berman Century Fund       Seeks  long-term  growth  of  capital;  dividend
                                    income is a secondary  goal.  The  corresponding
                                    portfolio  invests  mainly in  common  stocks of
                                    large-capitalization     companies    using    a
                                    growth-oriented    approach.    Its   investment
                                    program  seeks  companies  with strong  earnings
                                    growth,  priced at attractive levels relative to
                                    their growth rates.





Neuberger Berman                    Seeks   long-term   growth  of  capital  through
Focus Fund                          investments   principally   in   common   stocks
                                    selected  from  13  multi-industry  economic
                                    sectors. The corresponding  portfolio uses a
                                    value-oriented approach to select individual
                                    securities and then focuses its  investments
                                    in the  sectors  in  which  the  undervalued
                                    stocks are clustered. Through this approach,
                                    90% or more of the  portfolio's  investments
                                    are  normally  made  in not  more  than  six
                                    sectors.

Neuberger Berman                    Seeks  growth  of  capital  through  investments
Genesis Fund                        primarily  in common  stocks of  companies  with
                                    small market  capitalizations  (i.e.,  up to
                                    $1.5 billion) at the time of the Portfolio's
                                    investment. The corresponding portfolio uses
                                    a  value-oriented  approach to the selection
                                    of individual securities.


Neuberger Berman                    Seeks   long-term   growth  of  capital  through
Guardian Fund                       investments   primarily  in  common   stocks  of
                                    long-established,   high-quality   companies
                                    that    NB    Management     believes    are
                                    well-managed.  The  corresponding  portfolio
                                    uses  a   value-oriented   approach  to  the
                                    selection of individual securities.  Current
                                    income is a  secondary  objective.  The fund
                                    (or   its    predecessor)   has   paid   its
                                    shareholders   an  income   dividend   every
                                    quarter,  and a  capital  gain  distribution
                                    every  year,  since its  inception  in 1950,
                                    although  there can be no assurance  that it
                                    will be able to continue to do so.


Neuberger Berman International      Seeks  long-term  growth of capital by investing
Fund                                primarily   in   common    stocks   of   foreign
                                    companies.   Assets  will  be  allocated   among
                                    economically   mature   countries  and  emerging
                                    industrialized countries.

Neuberger Berman                    Seeks  growth  of  capital,  without  regard  to
Manhattan Fund                      income,   through   investments   primarily   in
                                    securities  of  medium-capitalization  companies
                                    believed  to  have  the  maximum  potential  for
                                    long-term     capital     appreciation.      The
                                    corresponding  portfolio uses a  growth-oriented
                                    approach   to  the   selection   of   individual
                                    securities.



Neuberger Berman                    Seeks growth of capital by  investing  primarily
Millennium Fund                     in   common   stocks   of   small-capitalization
                                    companies  (those with a market value of no more
                                    than  $1.5  billion  at the time the fund  first
                                    invests in them).  The  corresponding  portfolio
                                    uses a  growth-oriented  investment  approach to
                                    the selection of individual securities.

Neuberger Berman                    Seeks capital  growth by investing  primarily in
Partners Fund                       common       stocks      of      medium-      to
                                    large-capitalization  companies.  Its investment
                                    program   seeks   securities   believed   to  be
                                    undervalued based on strong fundamentals such as
                                    a low price-to-earnings  ratio,  consistent cash
                                    flow, and the company's track record through all
                                    phases of the market  cycle.  The  corresponding
                                    portfolio  uses  the  value-oriented  investment
                                    approach   to  the   selection   of   individual
                                    securities.

Neuberger Berman Regency Fund       Seeks  growth of capital by investing  mainly in
                                    common stocks  of  mid-capitalization  companies
                                    using a value-oriented  approach. Its investment
                                    program seeks well-managed companies whose stock
                                    prices are undervalued.

Neuberger Berman Socially           Seeks   long-term   growth  of  capital  through
Responsive Fund                     investments    primarily   in    securities   of
                                    companies  that meet both  financial  and social
                                    criteria.

MUNICIPAL FUNDS
---------------


Neuberger Berman                    A  money   market   fund   seeking  the  highest
Municipal Money Fund                available  current  income  exempt from  federal
                                    income   tax,   consistent   with   safety   and
                                    liquidity.  The corresponding  Portfolio invests
                                    in   high    quality,    short-term    municipal
                                    securities.  It seeks  to  maintain  a  constant
                                    share price of $1.00.

Neuberger Berman                    Seeks high  current  income  exempt from federal
Municipal Securities Trust          income  tax  with  low  risk  to  principal  and
                                    liquidity;  and secondarily,  total return.  The
                                    corresponding  portfolio  invests in  investment
                                    grade municipal securities. The Fund maintains a
                                    maximum  dollar-weighted  average duration of 10
                                    years.

            The Funds described herein, and any of the funds described above, may terminate or modify their exchange privileges in the future.

            Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Municipal Funds share a prospectus with the Funds, while the Equity Funds share a separate prospectus. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

            There can be no assurance that CASH RESERVES, GOVERNMENT MONEY, or Neuberger Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                      ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------

            The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND
-------------------


            LIMITED MATURITY and HIGH YIELD reserve the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. GOVERNMENT MONEY and CASH RESERVES also reserve the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.


                      DIVIDENDS AND OTHER DISTRIBUTIONS


            Each Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net capital gains (both long-term and short-term), and any net gains from foreign currency transactions earned or realized by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. With respect to LIMITED MATURITY and HIGH YIELD, net investment income and, with respect to all the Funds, net gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. GOVERNMENT MONEY and CASH RESERVES calculate their net investment income and share price as of noon (Eastern time) on each Business Day; the other Funds calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

            Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of GOVERNMENT MONEY and CASH RESERVES begin earning income dividends on the Business Day the proceeds of the purchase order are converted to "federal funds" if converted by 12:00 noon (Eastern time) that day, or the next day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Shares of the other Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

            Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.



            A cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

            Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at its NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.


                          ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS
---------------------


To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its
investment  company  taxable  income   (consisting   generally  of  taxable  net
investment income, net short-term capital gain, and, for LIMITED MATURITY and HIGH YIELD, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

            Each Fund except for HIGH YIELD has received a ruling from the Internal Revenue Service ("Service") that the Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by HIGH YIELD, NB Management believes the reasoning thereof and, hence, their conclusion apply to HIGH YIELD as well.


            Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


            See the next section for a discussion of the tax consequences to the Funds of distributions to them from their corresponding Portfolios, investments by HIGH YIELD and LIMITED MATURITY Portfolios in certain securities, and hedging and certain other transactions engaged in by those Portfolios.


TAXATION OF THE PORTFOLIOS
--------------------------


            Each Portfolio (except for Neuberger Berman HIGH YIELD Bond Portfolio) has received a ruling from the Service to the effect that, among other things, it will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by Neuberger Berman HIGH YIELD Bond Portfolio, NB Management believes the reasoning thereof and, hence, their conclusion apply to that Portfolio as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.


            Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.


            Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain or loss may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

            Dividends and interest received by a Portfolio and gains realized by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            The use by Neuberger Berman HIGH YIELD Bond Portfolio and Neuberger Berman LIMITED MATURITY Bond Portfolio of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Portfolios realize in connection therewith. For each of these Portfolios, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement.

            Exchange-traded Futures Contracts, listed non-equity options thereon (such as those on a stock index), and certain Forward Contracts subject to section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of Neuberger Berman HIGH YIELD Bond Portfolio's or Neuberger Berman LIMITED MATURITY Bond Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that HIGH YIELD or LIMITED MATURITY must distribute to satisfy the Distribution Requirement (i.e., with respect to its share of the portion treated as short-term capital gain for its corresponding Portfolio), which will be taxable to its shareholders as ordinary income, and to increase HIGH YIELD's or LIMITED MATURITY's net capital gain (i.e., its share of the net capital gain recognized by its corresponding Portfolio), without in either case increasing the cash available to the Fund. A Portfolio may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable to its corresponding Fund's shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

            Section 988 of the Code also may apply to Forward Contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.


            When a covered call option written (sold) by a Portfolio expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, the Portfolio is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.


            If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures or Forward Contract entered into by a Portfolio or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Portfolio during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).


            Each Portfolio (except Neuberger Berman GOVERNMENT MONEY Portfolio) may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Portfolio (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as described above, a Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.


            Each Portfolio may acquire zero coupon or other securities issued with OID. Neuberger Berman HIGH YIELD Bond Portfolio may also acquire pay-in-kind securities, which pay interest through the issuance of additional securities. As a holder of those securities, each Portfolio (and, through it, its corresponding Fund) must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (including its share of its corresponding Portfolio's accrued OID and other non-cash income) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain.


TAXATION OF THE FUNDS' SHAREHOLDERS
-----------------------------------

            If shares of HIGH YIELD or LIMITED MATURITY are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

            Each Fund is required to withhold 31% of all dividends and capital gain distributions, and each of HIGH YIELD and LIMITED MATURITY is required to withhold 31% of redemption proceeds, payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.


            As described in "Maintaining Your Account" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account ("IRA") (including an education IRA and a Roth
IRA) or a qualified retirement plan (including a simplified employee pension plan, "Savings Incentive Match Plan for Employees," self-employed individual retirement plan (so-called "Keogh plan"), corporate profit-sharing and money purchase pension plan, section 401(k) plan, and section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.


                      VALUATION OF PORTFOLIO SECURITIES

            Each of Neuberger Berman GOVERNMENT MONEY Portfolio and Neuberger Berman CASH RESERVES Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolios' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                            PORTFOLIO TRANSACTIONS

            Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

            In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB

Management  considers  such  factors as the price of the  security,  the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. NB Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or NB Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.


            During the fiscal year ended October 31, 1999, Neuberger Berman LIMITED MATURITY Bond Portfolio acquired securities of the following of its "regular brokers or dealers": Banc of America Securities LLC, Lehman Brothers Inc., Merrill Lynch, Pierce, Fenner & Smith Inc. and Morgan Stanley Dean Witter & Co. At October 31, 1999, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Lehman Brothers Inc., $8,071,037; and Morgan Stanley Dean Witter & Co., $5,053,799.

            During the fiscal year ended October 31, 1999, Neuberger Berman HIGH YIELD Bond Portfolio acquired securities of the following of its "regular brokers or dealers": Merrill Lynch, Pierce, Fenner & Smith Inc. and Morgan Stanley Dean Witter & Co. At October 31, 1999, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Morgan Stanley Dean Witter & Co., $505,039.

            During the fiscal year ended October 31, 1999, Neuberger Berman CASH RESERVES Portfolio acquired securities of the following of its "regular brokers or dealers": Goldman, Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., and Morgan Stanley Dean Witter & Co. At October 31, 1999, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Merrill Lynch, Pierce, Fenner & Smith Inc., $29,951,475; and Morgan Stanley Dean Witter & Co., $38,400,527.

            During the fiscal year ended October 31, 1999, Neuberger Berman GOVERNMENT MONEY Portfolio acquired none of the securities of its "regular brokers or dealers." At October 31, 1999, that Portfolio held none of the securities of its "regular brokers or dealers."


            No affiliate of any Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. No Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

PORTFOLIO TURNOVER
------------------

            Neuberger Berman HIGH YIELD Bond Portfolio and Neuberger Berman LIMITED MATURITY Bond Portfolio calculate their portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                           REPORTS TO SHAREHOLDERS

            Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUNDS
---------


            Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


            Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds," and the term "Neuberger Berman" in each Fund's name was "Neuberger & Berman."

            The predecessors of the Funds (except for HIGH YIELD) were converted into separate series of the Trust on July 2, 1993; these conversions were approved by the shareholders of the Funds in April 1993.

            DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

            SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

            CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

THE PORTFOLIOS
--------------


            Each Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


            FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

            Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. Neuberger Berman LIMITED MATURITY Bond Trust, a series of Neuberger Berman Income Trust ("Income Trust"), invests all of its net assets in a corresponding Portfolio of Managers Trust. Income Trust does not sell its shares directly to members of the general public.

            Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except Income Trust) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any Fund that invests in a Portfolio is available from NB Management by calling 800-877-9700.


            The trustees of the Trust believe that investment in a Portfolio by a series of Income Trust or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in a Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


            Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If a Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

            INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

            CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                         CUSTODIAN AND TRANSFER AGENT

            Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                             INDEPENDENT AUDITORS

            Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                LEGAL COUNSEL

            Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


            The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at January 31, 2000:




                                                                         Percentage of
                        NAME AND ADDRESS                                  Ownership at
                                                                       JANUARY 31 , 2000
                                                                       -----------------

GOVERNMENT MONEY:       Neuberger Berman*                                    82.59%
----------------        55 Water Street, 27th Floor
                        Attn:  Ron Staib, Ops. Control
                        New York, NY 10041-2799

CASH RESERVES:          Neuberger Berman*                                    81.45%
-------------           55 Water Street, 27th Floor
                        Attn:  Ron Staib, Ops. Control
                        New York, NY 10041-2799

LIMITED MATURITY:       Charles Schwab & Co., Inc.*                          21.58%
----------------        Attn Mutual Funds
                        Reinvest Acct
                        125 Broadway St. Fl. 15
                        New York, NY 10004

                        Nationwide Life Insurance Plan QPVA                   8.77%
                        c/o IPO Portfolio Accounting
                        P.O. Box 182029
                        Columbus, Ohio 43218-2029

                        Neuberger Berman *                                    7.41%
                        55 Water Street, 27th Floor
                        Attn:  Ron Staib, Ops. Control
                        New York, NY 10041-2799


                                                                        Percentage of
                        NAME AND ADDRESS                                  Ownership at
                        ----------------                               JANUARY 31 , 2000
                                                                       -----------------


HIGH YIELD:             Neuberger Berman *                                 31.24%
----------              55 Water Street, 27th Floor
                        Attn:  Ron Staib, Ops. Control
                        New York, NY 10041-2799

---------------------------

* Charles Schwab & Co., Inc. and Neuberger Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policies to maintain the confidentiality of holdings in their client accounts unless disclosure is expressly required by law.

                            REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                             FINANCIAL STATEMENTS


            The  following  financial   statements  and  related  documents  are
incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended October 31, 1999:

            The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended October 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman CASH RESERVES and Portfolio, Neuberger Berman GOVERNMENT MONEY Fund and Portfolio, Neuberger Berman HIGH YIELD Bond Fund and Portfolio, and Neuberger Berman LIMITED MATURITY Bond Fund and Portfolio.

                                                                      Appendix A

               RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

            S&P CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

            MOODY'S CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            AA - Bonds rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            BAA - Bonds which are rated BAA are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            BA - Bonds rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            CAA - Bonds rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            CA - Bonds rated CA represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

            S&P COMMERCIAL PAPER RATINGS:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            MOODY'S COMMERCIAL PAPER RATINGS

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

             -    Leading market positions in well-established industries.

             -    High rates of return on funds employed.

             - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

             - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

             - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         ---------------------------------------------------------------

                 NEUBERGER BERMAN MUNICIPAL FUNDS AND PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATED MARCH 1, 2000


Neuberger Berman                              Neuberger Berman
Municipal Money Fund                          Municipal Securities Trust
(and Neuberger Berman Municipal Money         (and Neuberger Berman Municipal
Portfolio)                                    Securities Portfolio)

                              No-Load Mutual Funds
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700
        -----------------------------------------------------------------

         Neuberger Berman MUNICIPAL MONEY Fund ("Municipal Money") and Neuberger Berman MUNICIPAL SECURITIES Trust ("Municipal Securities") (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated March 1, 2000. The Funds invest all of their net investable assets in Neuberger Berman MUNICIPAL MONEY Portfolio and Neuberger Berman MUNICIPAL SECURITIES Portfolio (each a "Portfolio"), respectively.

         The Funds' Prospectus, which is also the prospectus for certain taxable fixed income funds administered by Neuberger Berman Management Inc. ("NB Management"), provides basic information that an investor should know before investing. You can get a free copy of the Prospectus from NB Management, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.


         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.


         The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C)2000 Neuberger Berman Management Inc.

                                TABLE OF CONTENTS

                                                                            Page


INVESTMENT INFORMATION.........................................................1
         Investment Policies and Limitations...................................1
         Temporary Defensive Position..........................................4
         Investment Approach of Neuberger Berman Municipal Securities
          Portfolio............................................................4
         Investment Insight....................................................5
         Description of Municipal Obligations..................................6
         Yield and Price Characteristics of Municipal Obligations.............10
         Investment in Taxable Securities.....................................10
         Additional Investment Information....................................14
         Risks of Fixed Income Securities.....................................20

CERTAIN RISK CONSIDERATIONS...................................................22

PERFORMANCE INFORMATION.......................................................23
         Yield Calculations...................................................23
         Tax Equivalent Yield.................................................24
         Total Return Computations............................................25
         Comparative Information..............................................25
         Other Performance Information........................................26

TRUSTEES AND OFFICERS.........................................................27

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................32
         Investment Manager and Administrator.................................32
         Management and Administration Fees...................................33
         Expense Reimbursements...............................................33
         Sub-Adviser..........................................................34
         Investment Companies Managed.........................................35
         Management and Control of NB Management and Neuberger Berman.........37

DISTRIBUTION ARRANGEMENTS.....................................................38

ADDITIONAL PURCHASE INFORMATION...............................................38
         Shares Prices and Net Asset Value....................................38
         Automatic Investing and Dollar Cost Averaging........................39

ADDITIONAL EXCHANGE INFORMATION...............................................39

ADDITIONAL REDEMPTION INFORMATION.............................................42
         Suspension of Redemptions............................................42
         Redemptions in Kind..................................................43

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................43

ADDITIONAL TAX INFORMATION....................................................44
         Taxation of the Funds................................................44
         Taxation of the Portfolios...........................................45
         Taxation of the Funds' Shareholders..................................47

VALUATION OF PORTFOLIO SECURITIES.............................................48

PORTFOLIO TRANSACTIONS........................................................49
         Portfolio Turnover...................................................50

REPORTS TO SHAREHOLDERS.......................................................50

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................50
         The Funds............................................................50
         The Portfolios.......................................................51

CUSTODIAN AND TRANSFER AGENT..................................................52

INDEPENDENT AUDITORS..........................................................52

LEGAL COUNSEL.................................................................53

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................53

REGISTRATION STATEMENT........................................................53

FINANCIAL STATEMENTS..........................................................54

Appendix A...................................................................A-1

                             INVESTMENT INFORMATION

         Each Fund is a separate series of Neuberger Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by NB Management, are together referred to below as the "Trusts.")

         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and
Portfolio.  The  investment  objective  and,  unless  otherwise  specified,  the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of:

         (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or;

         (2) a majority of the outstanding shares of the Fund or Portfolio.

         These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

         MUNICIPAL MONEY and MUNICIPAL SECURITIES have the following fundamental investment policy, to enable them to invest in their corresponding Portfolios:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

         For purposes of the investment limitation on concentration in a particular industry, Neuberger Berman MUNICIPAL SECURITIES Portfolio determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Neuberger Berman MUNICIPAL MONEY Portfolio determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act.


         Except for the limitation on borrowing and the limitation on illiquid securities, any maximum percentage of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio. If events subsequent to a transaction result in a Portfolio exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.


         The fundamental investment policies and limitations of Neuberger Berman MUNICIPAL MONEY and Neuberger Berman MUNICIPAL SECURITIES Portfolios are as follows:

         1. BORROWING. Neither Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase transactions for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. Neuberger Berman MUNICIPAL MONEY Portfolio may not purchase commodities or contracts thereon, except that it may purchase the securities of issuers that own interests in any of the foregoing. Neuberger Berman MUNICIPAL SECURITIES Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit Neuberger Berman MUNICIPAL SECURITIES Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or future contracts on physical commodities) or from investing in securities of any kind.

         3. DIVERSIFICATION. Neither Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities")) if, as a result,
(i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, Neuberger Berman MUNICIPAL MONEY Portfolio is subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

         4. INDUSTRY CONCENTRATION. Neither Portfolio may invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to
(i) U.S. Government and Agency Securities, (ii) municipal securities, or (iii) certificates of deposit ("CDs") or bankers' acceptances issued by domestic banks.

         5. LENDING. Neither Portfolio may lend any securities or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations (i) through the purchase of a portion of an issue of debt securities and (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. Neither Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7.    SENIOR   SECURITIES.   Neither   Portfolio  may  issue  senior
securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. Neither Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

         The non-fundamental investment policies and limitations of Neuberger Berman MUNICIPAL MONEY and Neuberger Berman MUNICIPAL SECURITIES Portfolios are as follows:

         1. GEOGRAPHIC CONCENTRATION. Neither Portfolio will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

         2. ILLIQUID SECURITIES. Neither Portfolio may purchase any security if, as a result, more than 15% (10% in the case of Neuberger Berman MUNICIPAL MONEY Portfolio) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

         3. BORROWING. Neither Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         4. LENDING. Except for the purchase of debt securities and engaging in
repurchase  agreements,   neither  Portfolio  may  make  any  loans  other  than
securities loans.

         5. MARGIN TRANSACTIONS. Neither Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger Berman MUNICIPAL SECURITIES Portfolio, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

TEMPORARY DEFENSIVE POSITION


         For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal and state income taxes, and may adopt shorter than normal weighted average maturities or durations. These investments may produce after-tax yields that are lower than the tax-equivalent yields available on municipal securities at the time.


INVESTMENT APPROACH OF NEUBERGER BERMAN MUNICIPAL SECURITIES PORTFOLIO

         Neuberger Berman MUNICIPAL SECURITIES Portfolio is managed in accordance with an investment approach developed by its sub-adviser, Neuberger Berman, LLC ("Neuberger Berman"), and currently used by that firm in managing taxable and tax-exempt fixed income portfolios with an aggregate value of approximately $10.9 billion. In the tax-exempt area, the approach is based, in part, on market studies that compared the yield and price volatility of short- to intermediate-term municipal obligations -- securities having maturities of five to ten years -- with the yield and price volatility of long-term municipal bonds -- securities having maturities of up to thirty years. The studies showed that municipal obligations with maturities of five to ten years have generally produced from 80% to 90% of the yield but have been subject to only one-half to two-thirds of the price volatility of 30-year municipal bonds.

         The dollar-weighted average duration of Neuberger Berman MUNICIPAL SECURITIES Portfolio is actively managed and may not exceed ten years. Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, variable or floating rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. See "Investment Information -- Variable or Floating Rate Securities; Demand and Put Features." In this and other, similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

INVESTMENT INSIGHT

         Neuberger Berman's commitment to its asset management approach is reflected in the more than $125 million the organization's employees and their families have invested in the Neuberger Berman mutual funds.


         NB Management offers two municipal funds - MUNICIPAL MONEY and MUNICIPAL SECURITIES. Through their Portfolios, these Funds invest in municipal securities. These Funds are oriented to investors who seek to benefit from the tax-advantaged status of municipal bonds. (Each Fund may invest in securities the interest on which is an item of tax preference for purposes of the federal alternative minimum tax.)


         We take a similar approach to the management of both Portfolios. Investments are made in municipal bond sectors that offer higher yields than other sectors with what we believe is appropriate risk. Within the sectors, we seek individual securities that offer attractive income as well as liquidity appropriate to the Fund. The duration and/or maturity of the Portfolios is managed in an effort to protect principal in difficult environments and to provide a high level of tax-exempt income. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer you extend a bond's duration, the greater its potential return and exposure to interest rate fluctuations.

NEUBERGER BERMAN MUNICIPAL MONEY FUND

         Neuberger Berman Municipal Money Fund seeks to provide investors with the highest available current income exempt from federal income tax consistent with safety and liquidity. In its efforts to achieve this goal, the portfolio invests in high-quality, short-term municipal obligations from a number of different states and issuers. Since the Fund primarily provides earnings that are federally tax-exempt, the after-tax return may be greater than the return from taxable funds that appear to offer higher yields. The managers select securities to maximize yield, while attempting to maintain a consistent $1.00 net asset value per share. Also, a portion of the Fund's dividends may be exempt from state and local income taxes, which could be advantageous to investors living in high tax jurisdictions, like New York State, New York City, or California. Please consult your tax advisor for more information regarding your specific tax consequences.


NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST

         Neuberger Berman MUNICIPAL SECURITIES Trust seeks high current income exempt from federal income tax that is consistent with low risk to principal and liquidity; total return is a secondary goal.

         MUNICIPAL SECURITIES INVESTORS CAN EXPECT:

         o     Tax-exempt   current  income

         o     A conservative investment philosophy

         o     Diversification across issuers and geographic locations

         TAX-EXEMPT CURRENT INCOME. According to one manager, "it's not what you earn, it's what you keep." The reality is that high tax-bracket investors can lose up to 39.6% of their investment income to federal tax. That high figure is why many people look to one of the last genuine tax shelters left in America for help a municipal bond fund such as Neuberger Berman MUNICIPAL SECURITIES Trust. Additionally, for residents of particular states, such as New York and California, a portion of the income generated may be triple tax-free (free from state and local income taxes as well as federal income tax). Please consult your tax advisor for more information regarding your specific tax consequences.

         A CONSERVATIVE INVESTMENT PHILOSOPHY. The managers attempt to increase income and preserve or enhance total return by actively managing average portfolio duration. Under normal circumstances the managers keep the portfolio's average duration at ten years or less, although they can invest in securities of any maturity. Duration is the measure of how bond prices respond to shifts in interest rates, taking into account maturity, coupon, call protection, and other factors. In general, the longer a security's duration, the higher the yield and the greater the volatility. Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.

         DIVERSIFICATION ACROSS ISSUERS AND GEOGRAPHIES. The managers seek to reduce credit risk by diversifying the fund's assets among many municipal issuers around the country and among the many different types of municipal securities available, such as general obligation and revenue bonds. They generally avoid securities from states or regions with weak economies or other revenue problems. Unlike a single-state municipal bond fund, the fund's portfolio is made up of municipal bonds from around the nation.


DESCRIPTION OF MUNICIPAL OBLIGATIONS

         Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

         Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

         The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.


         Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.


         POLICIES AND LIMITATIONS. Neuberger Berman MUNICIPAL MONEY Portfolio normally invests at least 65% of its total assets in municipal securities. As a fundamental policy, Neuberger Berman MUNICIPAL SECURITIES Portfolio invests at least 80% of its total assets in municipal obligations.

         Except as otherwise provided in the Prospectus and this SAI, the Portfolios' investment portfolios may consist of any combination of the types of municipal obligations described in the Prospectus or in this SAI. The proportions in which each Portfolio invests in various types of municipal obligations will vary from time to time. (Unless otherwise indicated, both Portfolios may invest in the obligations described below.)

         GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

         REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral commitment" of a related governmental unit (subject, however, to appropriations). Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

         Most industrial development bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

         RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

         MUNICIPAL LEASE OBLIGATIONS (Neuberger Berman MUNICIPAL SECURITIES Portfolio). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The Portfolio will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Portfolio a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if the municipality's appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to the Portfolio.

         MUNICIPAL NOTES. Municipal notes include the following:


         1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are the primary obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.


         2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as income, sales, use, and business taxes, and are payable from these future revenues.

         3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

         4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

         5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae or the Government National Mortgage Association ("GNMA").

         6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by state or local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

         7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities. The Portfolios can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

         RESIDUAL INTEREST BONDS (Neuberger Berman MUNICIPAL SECURITIES Portfolio). The Portfolio may purchase one component of a municipal security that is structured in two parts: A variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 35 days, while the residual interest bond holder receives the balance of the income less an auction fee. These instruments are also known as inverse floaters because the income received on the residual interest bond is inversely related to the market rates. The market prices of residual interest bonds are highly sensitive to changes in market rates and may decrease significantly when market rates increase.

         TENDER OPTION BONDS (Neuberger Berman MUNICIPAL SECURITIES Portfolio). Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Portfolio effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. NB Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade. The tax treatment of tender option bonds is unclear and the Portfolio will not invest in them unless NB Management has assurances that the interest thereon will be exempt from federal income tax.

YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS

         Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

         Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Portfolio's investments, whereas a decline in interest rates generally will increase that value. The ability of each Portfolio to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Portfolios invest (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

INVESTMENT IN TAXABLE SECURITIES

         The types of taxable securities in which each Portfolio temporarily may invest are limited to the following short-term fixed income securities, with maturities of one year or less from the time of purchase:


         U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), ), Sallie Mae (formerly known as "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.


         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid.

Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.

         POLICIES  AND  LIMITATIONS.   Neuberger  Berman  MUNICIPAL   SECURITIES
Portfolio may invest up to 15% of its net assets and Neuberger Berman MUNICIPAL MONEY Portfolio may invest up to 10% of its net assets in illiquid securities.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolios may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

         Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

         POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to, in the case of Neuberger Berman MUNICIPAL SECURITIES Portfolio, a 15% limit or in the case of Neuberger Berman MUNICIPAL MONEY Portfolio, a 10% limit on investments in illiquid securities.

         BANKING SECURITIES. These securities include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by U.S. commercial banks. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.

         POLICIES AND LIMITATIONS. A Portfolio may invest in securities issued by a U.S. commercial bank only if (1) the bank has total assets of at least $1,000,000,000, and (2) the bank is on NB Management's approved list.

         REPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week.


         POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. Neither Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% in the case of Neuberger Berman MUNICIPAL SECURITIES Portfolio or 10% in the case of Neuberger Berman MUNICIPAL MONEY Portfolio of the value of its net assets would then be invested in repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, except that Neuberger Berman MUNICIPAL MONEY Portfolio may invest only in repurchase agreements with respect to securities rated in the highest rating category by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or unrated securities determined by NB Management to be of comparable quality, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


         SECURITIES LOANS. Each Portfolio may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


         POLICIES AND LIMITATIONS. In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.


         COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by NB Management to be of equivalent quality. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

         POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to Neuberger Berman MUNICIPAL SECURITIES Portfolio's 15% limitation and Neuberger Berman MUNICIPAL MONEY Portfolio's 10% limitation on investment in illiquid securities.

         SWAP AGREEMENTS (Neuberger Berman MUNICIPAL SECURITIES Portfolio). To help enhance the value of its Portfolio or manage its exposure to different types of investments, the Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

         POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Portfolio will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

         OTHER MONEY MARKET FUNDS. Each Portfolio may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Portfolio (and indirectly, the Portfolio's corresponding Fund and its shareholders) to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to its portfolio investments, including the shares of other investment companies.

         POLICIES AND LIMITATIONS. Each Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in all investment companies in the aggregate.


ADDITIONAL INVESTMENT INFORMATION

         The Portfolios' investments in municipal obligations and taxable securities may take the form of the following types of investments:

         VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates, or some other objective measure.

         Adjustable Rate Securities in which the Portfolios invest are municipal obligations which frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by municipal bond insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Portfolios' quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer.

         A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

         POLICIES AND LIMITATIONS. Neuberger Berman MUNICIPAL SECURITIES Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, Neuberger Berman MUNICIPAL SECURITIES Portfolio excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. Neuberger Berman MUNICIPAL MONEY Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.


         For purposes of determining its dollar-weighted average maturity, each Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, each Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


         PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE. When a Portfolio purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Portfolio that terminates if the Portfolio sells the obligations to a third party.

         The Portfolios may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Portfolio's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Portfolio may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

         Although neither Portfolio currently intends to invest in standby commitments, each reserves the right to do so. By enabling a Portfolio to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Portfolio to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

         Standby commitments are valued at zero in determining net asset value ("NAV"). The maturity or duration of municipal obligations purchased by a Portfolio is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Portfolio's investment portfolio.

         POLICIES AND LIMITATIONS. Neither Portfolio will invest in standby commitments unless it receives an opinion of counsel or a ruling of the Internal Revenue Service ("Service") satisfactory to the Portfolio Trustees that the interest earned by the Portfolio on municipal obligations subject to a standby commitment will be exempt from federal income tax. Neither Portfolio will acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Portfolio will do so only to facilitate portfolio liquidity.

         PARTICIPATION INTERESTS. The Portfolios may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined to be creditworthy. A Portfolio has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Portfolio currently intends to acquire participation interests, each reserves the right to do so in the future.

         POLICIES AND LIMITATIONS. No Portfolio will purchase participation interests unless it receives an opinion of counsel or a ruling of the Service satisfactory to the Portfolio Trustees that interest earned by the Portfolio on municipal obligations in which it holds participation interests is exempt from federal income tax.

         WHEN-ISSUED TRANSACTIONS. These transactions involve a commitment by a Portfolio to purchase securities that will be issued at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued transactions enable a Portfolio to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price.

         The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

         POLICIES AND LIMITATIONS. Neither Portfolio may invest more than 10% of its total assets in when-issued securities. A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

         When a Portfolio purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.

         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

         POLICIES AND LIMITATIONS. These agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash, or appropriate liquid securities, marked to market daily, in an amount at least equal to each Portfolio's obligations under the agreement.

         ZERO COUPON SECURITIES. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the securities, and the perceived credit quality of the issuer.


         Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into account ratably by a Portfolio prior to the receipt of any actual payments. Because its corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued tax-exempt OID) to its shareholders each year for income tax purposes, a Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."


         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having the same or similar maturities and credit quality.

         FUTURES CONTRACTS AND OPTIONS THEREON (Neuberger Berman MUNICIPAL SECURITIES Portfolio). Neuberger Berman MUNICIPAL SECURITIES Portfolio may purchase and sell interest rate and bond index futures contracts and options thereon ("Futures" or "Futures Contracts") in an attempt to hedge against changes in the prices of municipal obligations and other securities resulting from changes in prevailing interest rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio views investment in Futures and options thereon as a duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities.

         A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

         U.S. Futures are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.


         "Margin" with respect to Futures is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by the Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, the Portfolio marks to market the value of its open Futures positions. The Portfolio also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on Futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.


         An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the assumption of offsetting Futures positions by the writer and holder of the option is accompanied by delivery of the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.

         Although the Portfolio believes that the use of Futures Contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio.


         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and option positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


         POLICIES AND LIMITATIONS. The Portfolio may purchase and sell interest rate and bond index Futures and may purchase and sell options in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Portfolio does not engage in transactions in Futures or options thereon for speculation. To the extent Neuberger Berman MUNICIPAL SECURITIES Portfolio sells or purchases Futures Contracts and/or writes options thereon other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

         COVER FOR FUTURES AND OPTIONS ON FUTURES (COLLECTIVELY, "HEDGING INSTRUMENTS") (Neuberger Berman MUNICIPAL SECURITIES Portfolio). Neuberger Berman MUNICIPAL SECURITIES Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures or option strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of Neuberger Berman MUNICIPAL SECURITIES Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures or options position; this inability may result in a loss to the Portfolio.

         POLICIES AND LIMITATIONS. Neuberger Berman MUNICIPAL SECURITIES Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.


         GENERAL RISKS OF HEDGING INSTRUMENTS (Neuberger Berman MUNICIPAL SECURITIES Portfolio). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in the market value of the securities held or to be acquired by Neuberger Berman MUNICIPAL SECURITIES Portfolio and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.


         Neuberger Berman MUNICIPAL SECURITIES Portfolio's use of Hedging Instruments may be limited by certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which the Portfolio must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

         POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities. NB Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

RISKS OF FIXED INCOME SECURITIES

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         RATINGS OF FIXED INCOME SECURITIES

         The ratings of municipal securities by S&P, Moody's, and other NRSROs, as well as their ratings of municipal bond insurers, represent their opinions as to the quality of municipal obligations and companies they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal obligations with the same maturity, duration, coupon, and rating may have different yields. There are variations in municipal obligations and in bond insurers, both within a particular classification and between classifications. These variations result from numerous factors, each of which could affect the obligation's or insurer's rating. See Appendix A to this SAI for ratings by S&P and Moody's of municipal obligations and claims-paying ability or financial strength of municipal bond insurers.

         HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by Neuberger Berman MUNICIPAL MONEY Portfolio.

         INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         Subsequent to its purchase by a Portfolio, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, NB Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure that Neuberger Berman MUNICIPAL SECURITIES Portfolio's holdings of securities that are considered by the Portfolio to be below investment grade will not exceed 5% of its net assets. With respect to Neuberger Berman MUNICIPAL MONEY Portfolio, NB Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

         DURATION AND MATURITY

         Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For Neuberger Berman MUNICIPAL SECURITIES Portfolio, NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

         Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures positions will lengthen a Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures positions have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

         Neuberger Berman MUNICIPAL MONEY Portfolio is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days and invest in a portfolio of debt instruments with remaining maturities of 397 days or less. Neuberger Berman MUNICIPAL SECURITIES Portfolio's dollar-weighted average duration will not exceed ten years.

                           CERTAIN RISK CONSIDERATIONS

         A Fund's investment in its corresponding Portfolio may be affected by the actions of other larger investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance any Portfolio will achieve its investment objective. Each Portfolio's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Portfolio invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

         Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration in the future. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 of the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

         The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.


         From time to time, federal legislation has affected the availability of municipal obligations for investment by each Portfolio. There can be no assurance that legislation affecting the tax-exempt status of municipal obligations will not be enacted in the future. If such legislation is enacted, each Fund and its corresponding Portfolio will reevaluate its investment objective, policies, and limitations. The Service occasionally challenges the tax-exempt status of the income on municipal securities. If the Service determined that such income earned by a Portfolio were taxable, that income could be deemed taxable retroactive to the time of the Portfolio's purchase of the relevant security.


                             PERFORMANCE INFORMATION

         Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of MUNICIPAL SECURITIES will vary, and an investment in this Fund, when redeemed, may be worth more or less than an investor's original cost.

YIELD CALCULATIONS

         MUNICIPAL MONEY may advertise its "current yield" and "effective yield" in the financial press and other publications. The Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

         The EFFECTIVE YIELD of MUNICIPAL MONEY is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                         365/7
              Effective Yield = [(Base Period Return + 1)     ] - 1


         For the seven calendar days ended October 31, 1999, the current yield and effective yield of MUNICIPAL MONEY were 2.79% and 2.83%, respectively.

         MUNICIPAL SECURITIES may advertise its "yield" based on a 30-day (or one month) period. This YIELD is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment. For the 30-day period ended October 31, 1999, the annualized yield of MUNICIPAL SECURITIES was 4.38%.


TAX EQUIVALENT YIELD

         Each Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (currently 39.6%) would have had to receive in order to realize the same level of after-tax yield produced by an investment in a Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                  Tax Equivalent Yield = Y1 + Y2
                                         --
                                         1-MR

where Y1 equals that portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

         For example, if the tax-free yield is 4%, there is no income subject to federal income tax, and the maximum tax rate is 39.6%, the computation is:

             4% / (1 - .396) = 4 / .604 = 6.62% Tax Equivalent Yield


In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.62%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.62%. This example assumes that all of the income from the investment is exempt. The tax equivalent current yield and tax-equivalent effective yield of MUNICIPAL MONEY for the 7-day period ended October 31, 1999, were 4.62% and 4.73%, respectively, assuming a marginal tax rate of 39.6%. The tax-equivalent yield of MUNICIPAL SECURITIES for the 30-day period ended that date was 7.25%, assuming a marginal tax rate of 39.6%.


         The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.

TOTAL RETURN COMPUTATIONS

         MUNICIPAL SECURITIES may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                 P (1+T)  = ERV

Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


         For the one-, five- and ten-year periods ended October 31, 1999, the average annual total returns for MUNICIPAL SECURITIES and its predecessor were -1.03%, +5.36%, and +5.71%, respectively. If an investor had invested $10,000 in that predecessor's shares on July 9, 1987, and had reinvested all distributions, the value of that investor's holdings would have been $20,172 on October 31, 1999.


         NB Management may from time to time reimburse MUNICIPAL SECURITIES or its corresponding Portfolio for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

         From time to time each Fund's performance may be compared with:


     (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Financial Data Inc.'s Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

     (2) recognized bond, stock, and other indices such as the Municipal Bond Buyers Indices (and other indices of municipal obligations), Shearson Lehman Bond Index, the Standard & Poor's "500" Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.


         Each Fund's performance also may be compared from time to time with the following specific indices, among others, and other measures of performance:

         MUNICIPAL MONEY's performance may be compared with the IBC/Financial Data Inc.'s Tax-Free General Purpose Money Market Funds average.

         MUNICIPAL SECURITIES' performance may be compared with the Lehman Brothers 3-Year G.O. and 5-Year G.O. Bond Indices, 3-year and 5-year general obligation bonds, and the Lipper Intermediate Municipal Debt Funds category.

         Each Fund may invest some of its assets in different types of securities than those included in the index used as a comparison with the Fund's historical performance. A Fund may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and the volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility which may yield different results.

         In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

         The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield. Evaluations of the Funds' performance, and their yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements").

OTHER PERFORMANCE INFORMATION

         From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for its corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

         Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

         Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

         Information relating to how much you would have to earn with a taxable investment in order to match the tax-exempt yield of a municipal bond fund also may be included in Advertisements. The chart below illustrates this.

Federal Tax Bracket                        31.0%         36.0%       39.6%

Municipal Bond Yield                       4.0%          4.0%        4.0%

Equivalent Taxable Yield                   5.8%          6.3%        6.6%


         Information regarding the effects of automatic investing and systematic withdrawal plans, and investing at market highs and/or lows also may be included in Advertisements, if appropriate.

                              TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman.

Name, Address                 Positions Held
and Age(1)                    With the Trusts         Principal Occupation(s)(2)
----------                    ---------------         --------------------------

Claudia A. Brandon (43)       Secretary of each       Employee   of    Neuberger
                              Trust                   Berman  since  1999;  Vice
                                                      Vice   President   of   NB
                                                      Management  from  1986  to
                                                      1999;   Secretary  of  ten
                                                      other   mutual  funds  for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.

John Cannon (69)              Trustee of each Trust   Chairman   and       Chief
CDC Capital Management                                Investment Officer of  CDC
450 Sentry Parkway                                    Capital         Management
Suite 105                                             (registered     investment
P.O. Box 1212                                         adviser)   (1993-present).
Blue Bell, PA  19422

Stacy Cooper-Shugrue (36)     Assistant Secretary of  Employee    of   Neuberger
                              each Trust              Berman    since      1999;
                                                      Assistant  Vice  President
                                                      of NB Management from 1993
                                                      to     1999;     Assistant
                                                      Secretary   of  ten  other
                                                      mutual  funds for which NB
                                                      Management     acts     as
                                                      investment    manager   or
                                                      administrator.

Barbara DiGiorgio (41)        Assistant Treasurer of  Employee of NB Management;
                              each Trust              Assistant Vice President
                                                      of NB Management from 1993
                                                      to     1999;     Assistant
                                                      Treasurer  since  1996  of
                                                      ten other mutual funds for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.

Theodore P. Giuliano* (47)    Chairman of the         Vice    President      and
                              Board and Trustee of    Director of NB Management;
                              each Trust              Principal    of  Neuberger
                                                      Berman  from 1987 to 1999;
                                                      Chairman  of the Board and
                                                      Trustee   of   one   other
                                                      mutual  fund for  which NB
                                                      Management     acts     as
                                                      administrator.

Barry Hirsch (66)             Trustee of each Trust   Senior   Vice   President,
Loews Corporation                                     Secretary,  and    General
667 Madison Avenue                                    Counsel    of        Loews
8th Floor                                             Corporation   (diversified
New York, NY 10021                                    financial corporation).

Name, Address                 Positions Held
and Age(1)                    With the Trusts         Principal Occupation(s)(2)
----------                    ---------------         --------------------------

Robert A. Kavesh (72)         Trustee of each Trust   Professor  of  Finance and
110 Blecker Street                                    School   of  Business, New
Apt. 24B                                              York  University; Director
New York, NY 10012                                    of  Del Laboratories, Inc.
                                                      and  Greater  New     York
                                                      Mutual      Insurance  Co.

C. Carl Randolph (62)         Assistant Secretary of  Senior   Vice   President,
                              each Trust              Secretary   and    General
                                                      Counsel    of    Neuberger
                                                      Berman    Inc.    (holding
                                                      company);        Assistant
                                                      Secretary   of  ten  other
                                                      mutual  funds for which NB
                                                      Management     acts     as
                                                      investment    manager   or
                                                      administrator.

William E. Rulon (67)         Trustee of each Trust   Retired.  Senior      Vice
1761 Hotel Circle South                               President   of  Foodmaker,
San Diego, CA 92108                                   Inc.   (operator       and
                                                      franchiser of restaurants)
                                                      until     January    1997;
                                                      Secretary  of   Foodmaker,
                                                      Inc. until July 1996.

Richard Russell (53)          Treasurer and           Employee of NB Management;
                              Principal Accounting    Vice        President   of
                              Officer of each Trust   Principal  Accounting   NB
                                                      Management  from  1993  to
                                                      1999;     Treasurer    and
                                                      Officer   of   ten   other
                                                      mutual  funds for which NB
                                                      Management     acts     as
                                                      investment    manager   or
                                                      administrator.

Candace L. Straight (52)      Trustee of each Trust   Private     investor   and
518 E. Passaic Avenue                                 consultant specializing in
Bloomfield, NJ  07003                                 the  insurance   industry;
                                                      Advisory    Director    of
                                                      Securities Capital LLC, (a
                                                      global    private   equity
                                                      investment   firm   making
                                                      investments     in     the
                                                      insurance sector); Trustee
                                                      of Advisers Managers Trust
                                                      and    Neuberger    Berman
                                                      Advisers Management Trust;
                                                      Principal    of   Head   &
                                                      Company,    LLC   (limited
                                                      liability          company
                                                      providing       investment
                                                      banking   and   consulting
                                                      services to the  insurance
                                                      industry)    until   March
                                                      1996;  Director  of  Drake
                                                      Holdings    (U.K.    motor
                                                      insurer) until June 1996.

Name, Address                 Positions Held
and Age(1)                    With the Trusts         Principal Occupation(s)(2)
----------                    ---------------         --------------------------

Daniel J. Sullivan (60)       Vice President of each  Senior  Vice  President of
                              Trust                   NB  Management since 1992;
                                                      Vice   President   of  ten
                                                      other   mutual  funds  for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.

Peter Sundman* (40)           President and Chief     Executive  Vice  President
                              Executive Officer of    and  Director of Neuberger
                              each Trust              Berman    Inc.    (holding
                                                      company);   President  and
                                                      Director of NB Management;
                                                      Principal   of   Neuberger
                                                      Berman  from 1997 to 1999;
                                                      Chairman   of  the  Board,
                                                      Chief  Executive   Officer
                                                      and  Trustee  of ten other
                                                      mutual  funds for which NB
                                                      Management     acts     as
                                                      investment    manager   or
                                                      administrator.

Michael J. Weiner (52)        Vice President and      Senior  Vice  President of
                              Principal Financial     NB  Management since 1992;
                              Officer of each Trust   Principal   of   Neuberger
                                                      Berman    from    1998-99;
                                                      Treasurer of NB Management
                                                      from  1992 to  1996;  Vice
                                                      President   and  Principal
                                                      Financial  Officer  of ten
                                                      other   mutual  funds  for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.

Celeste Wischerth (38)        Assistant Treasurer of  Employee of NB Management;
                              each Trust              Assistant  Vice  President
                                                      of NB Management from 1994
                                                      to     1999;     Assistant
                                                      Treasurer   of  ten  other
                                                      mutual  funds for which NB
                                                      Management     acts     as
                                                      investment    manager   or
                                                      administrator.


--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


         * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Sundman and Giuliano are interested persons by virtue of the fact that they are officers and directors of NB Management. Mr. Sundman is an Executive Vice President and Mr. Giuliano is a Managing Director, of Neuberger Berman.


         The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger Berman Funds(R) has any retirement plan for its trustees or officers.


                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/99


                                                          Total Compensation
                               Aggregate            from Trusts in the Neuberger
                             Compensation            Berman Funds Complex Paid
Name and Position           from the Trust                  to Trustees
  with the Trust
-----------------

John Cannon                        $24,579                    $52,000
Trustee                                           (2 other investment companies)

Stanley Egener*                      $0                          $0
Chairman of the Board,                           (10 other investment companies)
Chief Executive
Officer, and Trustee

Theodore P. Giuliano                 $0                          $0
President and Trustee                             (2 other investment companies)

Barry Hirsch                      $23,978                     $49,250
Trustee                                           (2 other investment companies)

Robert A. Kavesh                  $24,215                     $51,250
Trustee                                           (2 other investment companies)

William E. Rulon                  $23,244                     $47,750
Trustee                                           (2 other investment companies)

Candace L. Straight               $23,978                     $51,500
Trustee                                           (2 other investment companies)

----------------------------
*    Mr. Egener retired from these positions on December 16, 1999.

         At January 31, 2000, the trustees and officers of the Trust and Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of MUNICIPAL MONEY and MUNICIPAL Securities, respectively.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

         Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. NB Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolios, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolios on July 2, 1993.

         The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although NB Management has no current plans to pay a material amount of such compensation.


         NB Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and two persons who are officers of NB Management (three of whom are officers of Neuberger Berman), presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


         NB Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust dated July 2, 1993 ("Administration Agreement"). For such administrative services, each Fund pays NB Management a fee based on the Fund's average daily net assets, as described in the Prospectus.

         Under the Administration Agreement, NB Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the
Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

         From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES

         For investment management services, each Portfolio pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

         For administrative services, each Fund pays NB Management at the annual rate of 0.27% of that Fund's average daily net assets. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, a Fund may compensate such third parties for accounting and other services.


         Each Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 1999, 1998, and 1997:


                                 Management and Administration Fees
                                      Accrued for Fiscal Years
                                          Ended October 31

Fund                                    1999            1998          1997
----                                    ----            ----          ----

MUNICIPAL MONEY                     $1,164,328        $980,936      $736,228

MUNICIPAL SECURITIES                 $198,218         $178,862      $171,589



EXPENSE REIMBURSEMENTS


         NB Management has voluntarily undertaken to reimburse MUNICIPAL SECURITIES for its Operating Expenses (including fees under the Administration Agreement) and the pro rata share of its corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.65% per annum of the Fund's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. NB Management can terminate this undertaking by giving the Fund at least 60 days' prior written notice. For the fiscal years ended October 31, 1999, 1998, and 1997, NB Management reimbursed the Municipal Securities Trust the following amounts of expenses:

                                 1999              1998              1997
                                 ----              ----              ----
                               $157,108          $155,100          $131,519

         The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.


         The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

         NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios on July 2, 1993.

         The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger

Berman also serves as a sub-adviser for all of the other mutual funds managed by NB Management.

         The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice to the appropriate Fund. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

         Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

         As of December 31, 1999, the investment companies managed by NB Management had aggregate net assets of approximately $18.7 billion. NB Management currently serves as investment manager of the following investment companies:


                                                                                     Approximate Net Assets at
      Name                                                                              December 31, 1999
      ----                                                                              -----------------

Neuberger Berman Cash Reserves Portfolio................................................$ 1,067,386,621
      (investment portfolio for Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio...............................................$ 496,244,470
      (investment portfolio for Neuberger Berman Government Money Fund)

Neuberger Berman High Yield Bond Portfolio.................................................$ 17,717,320
      (investment portfolio for Neuberger Berman High Yield Bond Fund)

Neuberger Berman Limited Maturity Bond Portfolio..........................................$ 264,519,644
      (investment portfolio for Neuberger Berman Limited Maturity Bond Fund and
       Neuberger Berman Limited Maturity Bond Trust)

Neuberger Berman Municipal Money Portfolio................................................$ 301,713,416
      (investment portfolio for Neuberger Berman Municipal Money Fund)

Neuberger Berman Municipal Securities Portfolio............................................$ 32,652,269
      (investment portfolio for Neuberger Berman Municipal Securities Trust)

Neuberger Berman Century Portfolio.........................................................$ 12,994,259


                                      -35-

      (investment portfolio for Neuberger Berman Century Fund and
       Neuberger Berman Century Trust)

Neuberger Berman Focus Portfolio........................................................$ 1,772,136,921
      (investment portfolio for Neuberger Berman Focus Fund, Neuberger Berman
       Focus Trust, and Neuberger Berman Focus Assets)

Neuberger Berman Genesis Portfolio......................................................$ 1,619,248,797
      (investment portfolio for Neuberger Berman Genesis Fund, Neuberger
       Berman Genesis Trust, Neuberger Berman Genesis Assets and Neuberger
       Berman Genesis Institutional)

Neuberger Berman Guardian Portfolio.....................................................$ 4,406,419,837
      (investment portfolio for Neuberger Berman Guardian Fund, Neuberger
       Berman Guardian Trust, and Neuberger Berman Guardian Assets)

Neuberger Berman International Portfolio..................................................$ 195,064,579
      (investment portfolio for Neuberger Berman International Fund and
       Neuberger Berman International Trust)

Neuberger Berman Manhattan Portfolio......................................................$ 901,991,808
      (investment portfolio for Neuberger Berman Manhattan Fund,
       Neuberger Berman Manhattan Trust, and Neuberger Berman Manhattan Assets)

Neuberger Berman Millennium Portfolio.....................................................$ 214,859,495
      (investment portfolio for Neuberger Berman Millennium Fund,
       Neuberger Berman Millennium Trust and Neuberger Berman
       Millennium Assets)

Neuberger Berman Partners Portfolio.....................................................$ 3,489,710,309
      (investment portfolio for Neuberger Berman Partners Fund,
       Neuberger Berman Partners Trust, and Neuberger Berman Partners Assets)

Neuberger Berman Regency Portfolio.........................................................$ 33,586,640
      (investment portfolio for Neuberger Berman Regency Fund and
       Neuberger Berman Regency Trust)

Neuberger Berman Socially Responsive Portfolio............................................$ 146,960,016
      (investment portfolio for Neuberger Berman Socially Responsive
       Fund, Neuberger Berman Socially Responsive Trust, and Neuberger
       Berman Socially Responsive Assets)

Advisers Managers Trust (eight series)..................................................$ 2,442,187,166

         The investment decisions concerning the Portfolios and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolios to achieve their objectives may differ.


                                      -36

The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.


         There may be occasions when a Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.


         The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolios, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN

         The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are Richard A. Cantor, Director and Chairman; Theodore P. Giuliano, Director and Vice President; Michael M. Kassen, Director, Executive Vice President and Chief Investment Officer; Barbara Katersky, Senior Vice President; Irwin Lainoff, Director; Daniel J. Sullivan, Senior Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; Michael J. Weiner, Senior Vice President; and Lawrence Zicklin, Director.

         The directors and officers of Neuberger Berman, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; C. Carl Randolph, Senior Vice President, General Counsel and Secretary; Robert Akeson, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian Gaffney, Senior Vice President; Brian E. Hahn, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph K. Herlihy, Senior Vice President and Treasurer; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Peter
B. Phelan, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Michael J. Weiner, Senior Vice President; Marvin C. Schwartz, Managing Director.

         Messrs. Giuliano, Sundman, Sullivan, and Weiner are officers of each Trust.

         Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman.


                            DISTRIBUTION ARRANGEMENTS


         NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.


         The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer to the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

         The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1998. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                         ADDITIONAL PURCHASE INFORMATION


SHARE PRICES AND NET ASSET VALUE


         Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.

         Neuberger Berman Municipal Money Fund tries to maintain a stable NAV of $1.00 per share. Its corresponding Portfolio values its securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. Neuberger Berman MUNICIPAL MONEY Fund and Portfolio calculate their NAVs as of noon Eastern time on each day the NYSE is open.

         Neuberger Berman MUNICIPAL SECURITIES Portfolio uses an independent pricing service to determine the market value of its portfolio securities and periodically verifies the valuations. The Portfolio and its corresponding Fund calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

         If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING

         Shareholders may arrange to have a fixed amount automatically invested in shares of MUNICIPAL SECURITIES each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

         Automatic investing enables a shareholder in MUNICIPAL SECURITIES to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of shares in those Funds generally would be lower than it would be if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

         As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the other Funds or the Equity or Income Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

         Fund shareholders who are considering exchanging shares into any of the funds described below should note that (1) like the Funds, the Income Funds are series of the Trust, (2) the Equity Funds are series of a Delaware business trust (named "Neuberger Berman Equity Funds") that is registered with the SEC as an open-end management investment company, (3) each of the Equity and Income Funds invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.

EQUITY FUNDS
------------

Neuberger Berman Century           Seeks  long-term growth of capital;  dividend
Fund                               income   is    a    secondary    goal.    The
                                   corresponding  portfolio  invests  mainly  in
                                   common    stocks   of    large-capitalization
                                   companies using a  growth-oriented  approach.
                                   Its investment program seeks companies with strong earnings growth, priced at attractive levels relative to their growth rates.

Neuberger Berman                   Seeks long-term  growth  of  capital  through
Focus Fund                         investments   principally  in  common  stocks
                                   selected  from  13  multi-industry   economic
                                   sectors. The corresponding portfolio uses a value-oriented approach to select individual securities and then focuses its investments in the sectors in which the undervalued stocks are clustered. Through this approach, 90% or more of the portfolio's investments are normally made in not more than six sectors.


Neuberger Berman                   Seeks  growth  of capital through investments
Genesis Fund                       primarily in common stocks  of companies with
                                   small market capitalizations (i.e., up to $1.5 billion) at the time of the Portfolio's investment. The corresponding portfolio uses a value-oriented approach to the selection of individual securities.

Neuberger Berman                   Seeks long-term  growth  of  capital  through
Guardian Fund                      investments  primarily  in  common  stocks of

                                   long-established, high-quality companies that NB Management believes are well-managed. The corresponding portfolio uses a value-oriented approach to the selection of individual securities. Current income is a secondary objective. The fund (or its predecessor) has paid its shareholders an income dividend every quarter, and a capital gain distribution every year, since its inception in 1950, although there can be no assurance that it will be able to continue to do so.

Neuberger Berman                   Seeks   long-term  growth  of  capital     by
International Fund                 investing  primarily  in  common  stocks   of
                                   foreign  companies.  Assets will be allocated
                                   among   economically   mature  countries  and
                                   emerging industrialized countries.

Neuberger Berman                   Seeks  growth  of capital,  without regard to
Manhattan Fund                     income,  through  investments  primarily   in
                                   securities of medium-capitalization companies
                                   believed  to have the maximum  potential  for
                                   long-term    capital    appreciation.     The
                                   corresponding      portfolio      uses      a
                                   growth-oriented  approach to the selection of
                                   individual   securities.


Neuberger   Berman                 Seeks   growth  of   capital   by   investing
Millennium  Fund                   primarily     in     common     stocks     of
                                   small-capitalization  companies (those with a
                                   market  value of no more than $1.5 billion at
                                   the time the fund first invests in them). The
                                   corresponding      portfolio      uses      a
                                   growth-oriented investment approach to the selection of individual securities.


Neuberger Berman                   Seeks capital growth by  investing  primarily
Partners Fund                      in   common   stocks  of  medium-  to  large-
                                   capitalization   companies.   Its  investment
                                   program  seeks  securities   believed  to  be
                                   undervalued based on strong fundamentals such
                                   as a low price-to-earnings  ratio, consistent
                                   cash flow,  and the  company's  track  record
                                   through all phases of the market  cycle.  The
                                   corresponding      portfolio     uses     the
                                   value-oriented investment approach to the selection of individual securities.


Neuberger Berman Regency           Seeks  growth  of capital by investing mainly
Fund                               in   common  stocks   of   mid-capitalization
                                   companies  using a  value-oriented  approach.
                                   Its investment program seeks well-managed companies whose stock prices are undervalued.

Neuberger Berman                   Seeks long-term  growth  of  capital  through
Socially Responsive                investments   primarily   in   securities  of
Fund                               companies that meet both financial and social
                                   criteria.


INCOME FUNDS
------------

Neuberger Berman                   A U.S. Government money market  fund  seeking
Government Money Fund              maximum safety and  liquidity and the highest
                                   available  current income.  The corresponding
                                   portfolio   invests  only  in  U.S.  Treasury
                                   obligations    and   other    money    market
                                   instruments backed by the full faith and credit of the United States. It seeks to maintain a constant share price of $1.00.

Neuberger Berman                   A  money  market  fund  seeking  the  highest
Cash Reserves                      available  current  income   consistent  with
                                   safety  and  liquidity.   The   corresponding
                                   portfolio   invests  in  high-quality   money
                                   market instruments. It seeks to maintain a constant share price of $1.00.

Neuberger Berman                   Seeks the  highest  available  current income
Limited Maturity Bond Fund         consistent  with  low  risk to principal  and
                                   liquidity; and secondarily, total return. The
                                   corresponding   portfolio   invests  in  debt
                                   securities,   primarily   investment   grade;
                                   maximum 10% below  investment  grade,  but no
                                   lower than B.1/ The Fund  maintains a maximum
                                   dollar-weighted   average  duration  of  four
                                   years.

Neuberger Berman                   In seeking  its  objective  of  high  current
High Yield Bond Fund               income  and, secondarily, capital growth, the
                                   fund invests  primarily in  lower-rated  debt
                                   securities,    and   in   investment    grade
                                   income-producing   and  non-income  producing
                                   debt and equity securities.

         The Funds described herein, and any of the funds described above, may terminate or modify their exchange privileges in the future.

         Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Income Funds share a prospectus with the Funds, while the Equity Funds share a separate prospectus. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

         There can be no assurance that MUNICIPAL MONEY, Neuberger Berman Cash Reserves, or Neuberger Berman Government Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

         The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding


---------------------------

1/ As rated by Moody's or S&P or, if unrated by either of those entities, deemed by NB Management to be of comparable quality.

Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND


         Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part by securities valued as described in "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transactions costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS


         Each Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund) and any net capital gains (both long-term and short-term) earned or realized by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital gains and losses. With respect to MUNICIPAL SECURITIES, net investment income and with respect to both Funds, net gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. MUNICIPAL MONEY calculates its net investment income and share price as of noon (Eastern time) on each Business Day; MUNICIPAL SECURITIES calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

         Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of MUNICIPAL MONEY begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" if converted by 12:00 noon (Eastern time) that day, or the next day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Shares of MUNICIPAL SECURITIES begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital gains, if any, normally are paid by MUNICIPAL SECURITIES once annually, in December.


         Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.


         A cash election with respect to either Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

         Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at its NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS


         To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain and distributions that otherwise would qualify as "exempt-interest dividends" described in the following paragraph, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

         To be able to pay "exempt-interest dividends" to its shareholders, each Fund must (and intends to continue to) satisfy the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code. "Exempt-interest" dividends constitute the portion of the aggregate dividends (not including capital gain distributions), as designated by a Fund, equal to the excess of the Fund's excludable interest over certain amounts disallowed as deductions. The shareholders' treatment of dividends from a Fund under state and local income tax laws may differ from the treatment thereof under the Code.

         Each of MUNICIPAL MONEY and MUNICIPAL SECURITIES has received a ruling from the Service that the Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC and to pay "exempt-interest" dividends to its shareholders.


         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its (taxable) ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


         See the next section for a discussion of the tax consequences to the Funds of distributions to them from their corresponding Portfolios, investments by Neuberger Berman MUNICIPAL SECURITIES Portfolio in certain securities, and hedging and certain other transactions engaged in by that Portfolio.


TAXATION OF THE PORTFOLIOS


         Each of Neuberger Berman MUNICIPAL MONEY Portfolio and Neuberger Berman MUNICIPAL SECURITIES Portfolio has received a ruling from the Service to the effect that, among other things, it will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, neither Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.


         Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC and to pay "exempt-interest" dividends to its shareholders, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

         Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain or loss may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income (including tax-exempt income) and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

         The use by Neuberger Berman MUNICIPAL SECURITIES Portfolio of hedging strategies, such as writing (selling) and purchasing Hedging Instruments, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from Hedging Instruments derived by that Portfolio with respect to its business of investing in securities will qualify as permissible income for MUNICIPAL SECURITIES under the Income Requirement.

         Exchange-traded Futures Contracts and listed non-equity options thereon such as those on a stock index) subject to section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of Neuberger Berman MUNICIPAL SECURITIES Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that MUNICIPAL SECURITIES must distribute to satisfy the Distribution Requirement, which will be taxable to its shareholders as ordinary income, and to increase Municipal Securities net capital gain (i.e., its share of the net capital gain recognized by the Portfolio), without in either case increasing the cash available to the Fund. The Portfolio may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable to MUNICIPAL SECURITIES' shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

         If Neuberger Berman MUNICIPAL SECURITIES Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures Contract entered into by the Portfolio or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by the Portfolio during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).


         Each Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, at a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Portfolio (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as described above, a Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.


         Each Portfolio may acquire zero coupon or other municipal securities issued with OID. As a holder of those securities, each Portfolio (and, through it, its corresponding Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income (including its share of its corresponding Portfolio's accrued tax-exempt
OID) to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain.


TAXATION OF THE FUNDS' SHAREHOLDERS

         Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares generally is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing shares of a Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of those bonds.

         If MUNICIPAL SECURITIES shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and the allowed portion of the loss, if any, will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

         If a Portfolio invests in any instruments that generate taxable interest income, under the circumstances described in the Prospectus, distributions by its corresponding Fund attributable to that interest will be taxable to the Fund's shareholders as ordinary income to the extent of the Fund's earnings and profits. Similarly, if a Portfolio realizes capital gain as a result of market transactions, any distribution by its corresponding Fund attributable to that gain will be taxable to the Fund's shareholders. There may be additional federal income tax consequences regarding the receipt of tax-exempt dividends by shareholders such as "S" corporations, financial institutions, and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of a Fund.


         Each Fund is required to withhold 31% of all taxable dividends, and MUNICIPAL SECURITIES is required to withhold 31% of all capital gain distributions and redemption proceeds, payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

         As described in "Maintaining Your Account" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so.


                        VALUATION OF PORTFOLIO SECURITIES

         Neuberger Berman MUNICIPAL MONEY Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although Neuberger Berman MUNICIPAL MONEY Portfolio's reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

PORTFOLIO TRANSACTIONS

         Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit. In effecting securities transactions, each Portfolio seeks to obtain the best price and execution of orders.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. NB Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or NB Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.


         During the fiscal year ended October 31, 1999, neither Portfolio acquired securities of its "regular brokers or dealers" (as defined in the 1940
Act). At October 31, 1999, neither Portfolio held any securities of its "regular brokers or dealers."


         No affiliate of any Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. No Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

PORTFOLIO TURNOVER


         Neuberger Berman MUNICIPAL SECURITIES Portfolio calculates a portfolio turnover rate by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.


                             REPORTS TO SHAREHOLDERS

         Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUNDS


         Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


         Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds," and the term "Neuberger Berman" in each Fund's name was "Neuberger & Berman".

         The predecessors of MUNICIPAL MONEY and MUNICIPAL SECURITIES were converted into separate series of the Trust on July 2, 1993; these conversions were approved by the shareholders of the predecessors of these Funds in April 1993.

         DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

         SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

         CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

THE PORTFOLIOS

         Each Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

         FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.


         Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any Fund that invests in a Portfolio is available from NB Management by calling 800-877-9700.


         The trustees of the Trust believe that investment in a Portfolio by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

         INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

         CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                          CUSTODIAN AND TRANSFER AGENT

         Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                              INDEPENDENT AUDITORS

         Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

         Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at January 31, 2000:

                                                                 Percentage of
                                                                  Ownership at
                           Name and Address:                   January 31, 2000

MUNICIPAL MONEY:           Neuberger Berman*                       92.23%
                           Attn: Ron Staib, Ops. Control
                           55 Water Street, 27th Floor
                           New York, NY  10041-2799

MUNICIPAL SECURITIES:      Charles Schwab & Co., Inc.*             15.18%
                           Attn: Mutual Funds
                           101 Montgomery Street
                           San Francisco, CA  94104-4122

                           Charles Schwab & Co., Inc.*              8.93%
                           Attn: Mutual Funds
                           Reinvest Acct
                           101 Montgomery Street
                           San Francisco, CA  94104-4122

* Charles Schwab & Co., Inc. and Neuberger Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policies to maintain the confidentiality of holdings in their client accounts unless disclosure is expressly required by law.

                             REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

         Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


         The  following   financial   statements   and  related   documents  are
incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended October 31, 1999:

                  The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended October 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman MUNICIPAL MONEY Fund and Portfolio and Neuberger Berman MUNICIPAL SECURITIES Trust and Portfolio.

                                   Appendix A


RATINGS OF MUNICIPAL OBLIGATIONS AND COMMERCIAL PAPER

S&P MUNICIPAL BOND RATINGS:
--------------------------
AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.
A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories. MOODY'S MUNICIPAL BOND RATINGS:
Aaa - Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa - Bonds rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.
A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa - Bonds which are rated BAA are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P MUNICIPAL NOTE RATINGS:
--------------------------
SP-1 - This designation denotes very strong or strong capacity to pay principal and interest. Those issuers determined to possess overwhelming safety characteristics are given a plus (+) designation.
SP-2 - This designation denotes satisfactory capacity to pay principal and interest.
SP-3 - This designation denotes speculative capacity to pay principal and interest.
MOODY'S  MUNICIPAL NOTE RATINGS:
-------------------------------
MIG 1/VMIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2 - This designation denotes high quality. Margins of protection are ample, although not so large as in the preceding group.
MIG 3/VMIG 3 - This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.
MIG 4/VMIG 4 - This designation denotes adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative. The designation VMIG indicates a variable rate demand note.
S&P  COMMERCIAL  PAPER RATINGS:
------------------------------
A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+).
A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S  COMMERCIAL PAPER RATINGS:
---------------------------------
Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

         -     Leading market positions in well-established industries.

         -     High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P  CLAIMS-PAYING  ABILITY RATINGS OF INSURANCE  COMPANIES:
-----------------------------------------------------------
AAA - Insurers rated AAA offer superior financial security on both an absolute and relative basis. They possess the highest safety and have an overwhelming capacity to meet policyholder obligations.

MOODY'S FINANCIAL STRENGTH RATINGS OF INSURANCE COMPANIES:
---------------------------------------------------------
AAA - Insurers rated AAA offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong positions.

                          NEUBERGER BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 30 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements:  None.

(b)      Exhibits:

                Exhibit            Description
                Number
                (a)                (1)      Certificate of Trust.   Incorporated
                                            by   Reference   to   Post-Effective
                                            Amendment  No.  21  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed February
                                            23, 1996).

                                   (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 26 to Registrant's Registration statement,
                                            File  Nos.   2-85229  and   811-3802
                                            (Filed December 29, 1998).

                                   (3) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective
                                            Amendment  No.  21  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed February
                                            23, 1996).

                                   (4) Schedule A - Current Series of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement,
                                            File  Nos.   2-85229  and   811-3802
                                            (Filed February 15, 2000).

                (b)                By-Laws  of  Neuberger  Berman  Income Funds.
                                   Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802. (Filed February 23, 1996).

                (c)                (1)      Trust Instrument of Neuberger Berman
                                            Income  Funds,  Articles  IV, V, and
                                            VI.  Incorporated  by  Reference  to
                                            Post-Effective  Amendment  No. 21 to
                                            Registrant's Registration Statement,
                                            File  Nos.   2-85229  and   811-3802
                                            (Filed February 23, 1996).

                                   (2) By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement,
                                            File  Nos.   2-85229  and   811-3802
                                            (Filed February 23, 1996).

                (d)                (1)      (i)      Management        Agreement
                                                     Between   Income   Managers
                                                     Trust and Neuberger  Berman
                                                     Management    Incorporated.
                                                     Incorporated  by  Reference
                                                     to Post-Effective Amendment
                                                     No.   21  to   Registrant's
                                                     Registration     Statement,
                                                     File   Nos.   2-85229   and
                                                     811-3802   (Filed  February
                                                     23, 1996).

                                            (ii)     Schedule A - Portfolios  of
                                                     Income    Managers    Trust
                                                     Currently  Subject  to  the
                                                     Management Agreement. Filed
                                                     Herewith.

                                            (iii)    Schedule  B -  Schedule  of
                                                     Compensation    under   the
                                                     Management Agreement. Filed
                                                     Herewith.

                                   (2)      (i)      Sub-Advisory      Agreement
                                                     Between   Neuberger  Berman
                                                     Management Incorporated and
                                                     Neuberger Berman, L.P. with
                                                     respect to Income  Managers
                                                     Trust.    Incorporated   by
                                                     Reference to Post-Effective
                                                     Amendment    No.    21   to
                                                     Registrant's   Registration
                                                     Statement,     File    Nos.
                                                     2-85229 and 811-3802 (Filed
                                                     February 23, 1996).

                                            (ii)     Schedule A - Portfolios  of
                                                     Income    Managers    Trust
                                                     Currently  Subject  to  the
                                                     Sub-Advisory     Agreement.
                                                     Filed Herewith.

                                            (iii)    Substitution      Agreement
                                                     Among   Neuberger    Berman
                                                     Management    Incorporated,
                                                     Income    Managers   Trust,
                                                     Neuberger Berman, L.P., and
                                                     Neuberger   Berman,    LLC.
                                                     Incorporated  by  Reference
                                                     to Post-Effective Amendment
                                                     No.   23  to   Registrant's
                                                     Registration     Statement,
                                                     File   Nos.   2-85229   and
                                                     811-3802 (Filed January 31,
                                                     1997).

                (e)                (1)      Distribution  Agreement      between
                                            Neuberger  Berman  Income  Funds and
                                            Neuberger     Berman      Management
                                            Incorporated.     Incorporated    by
                                            Reference     to      Post-Effective
                                            Amendment  No.  21  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed February
                                            23, 1996).

                                   (2)      Schedule A - Series of Neuberger
                                            Berman   Income   Funds    Currently
                                            Subject    to    the    Distribution
                                            Agreement. Incorporated by Reference
                                            to  Post-Effective  Amendment No. 29
                                            to     Registrant's     Registration
                                            Statement,  File  Nos.  2-85229  and
                                            811-3802 (Filed February 15, 2000).

                (f)                Bonus, Profit Sharing or Pension Plans. None.

                (g)                (1)      Custodian Contract Between Neuberger
                                            Berman Income Funds and State Street
                                            Bank and Trust Company. Incorporated
                                            by   Reference   to   Post-Effective
                                            Amendment  No.  21  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed February
                                            23, 1996).

                                   (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective
                                            Amendment  No.  23  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802  (Filed January
                                            31, 1997).

                (h)                (1)      (i)      Transfer Agency and Service
                                                     Agreement Between Neuberger
                                                     Berman   Income  Funds  and
                                                     State Street Bank and Trust
                                                     Company.   Incorporated  by
                                                     Reference to Post-Effective
                                                     Amendment    No.    21   to
                                                     Registrant's   Registration
                                                     Statement,     File    Nos.
                                                     2-85229 and 811-3802 (Filed
                                                     February 23, 1996).

                                            (ii)     First Amendment to Transfer
                                                     Agency     and      Service
                                                     Agreement between Neuberger
                                                     Berman   Income  Funds  and
                                                     State Street Bank and Trust
                                                     Company.   Incorporated  by
                                                     Reference to Post-Effective
                                                     Amendment    No.    21   to
                                                     Registrant's   Registration
                                                     Statement,     File    Nos.
                                                     2-85229 and 811-3802 (Filed
                                                     February 23, 1996).

                                            (iii)    Schedule  of   Compensation
                                                     under the  Transfer  Agency
                                                     and   Service    Agreement.
                                                     Incorporated  by  Reference
                                                     to Post-Effective Amendment
                                                     No.   23  to   Registrant's
                                                     Registration     Statement,
                                                     File   Nos.   2-85229   and
                                                     811-3802 (Filed January 31,
                                                     1997).

                                   (2)      (i)      Administration    Agreement
                                                     Between   Neuberger  Berman
                                                     Income Funds and  Neuberger
                                                     Berman           Management
                                                     Incorporated.  Incorporated
                                                     by       Reference       to
                                                     Post-Effective    Amendment
                                                     No.   21  to   Registrant's
                                                     Registration     Statement,
                                                     File   Nos.   2-85229   and
                                                     811-3802   (Filed  February
                                                     23, 1996).

                                            (ii)     Schedule  A  -  Series   of
                                                     Neuberger   Berman   Income
                                                     Funds Currently  Subject to
                                                     the          Administration
                                                     Agreement.  Incorporated by
                                                     Reference to Post-Effective
                                                     Amendment    No.    29   to
                                                     Registrant's   Registration
                                                     Statement,     File    Nos.
                                                     2-85229 and 811-3802 (Filed
                                                     February 15, 2000).

                                            (iii)    Schedule  B -  Schedule  of
                                                     Compensation    Under   the
                                                     Administration   Agreement.
                                                     Incorporated  by  Reference
                                                     to Post-Effective Amendment
                                                     No.   29  to   Registrant's
                                                     Registration     Statement,
                                                     File   Nos.   2-85229   and
                                                     811-3802   (Filed  February
                                                     15, 2000).

                (i)                (1)      Opinion and Consent of Kirkpatrick &
                                            Lockhart on Securities  Matters with
                                            respect  to  Neuberger  Berman  High
                                            Yield  Bond  Fund.  Incorporated  by
                                            Reference     to      Post-Effective
                                            Amendment  No.  24  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed November
                                            20, 1997).

                                   (2) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with respect to Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective
                                            Amendment  No.  25  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed February
                                            27, 1998).

                                   (3) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with respect to Neuberger Berman
                                            Institutional       Cash       Fund.
                                            Incorporated    by    Reference   to
                                            Post-Effective  Amendment  No. 28 to
                                            Registrant's  Registration Statement
                                            (Filed December 23, 1999).

                (j)                Consent  of   Independent   Auditors.   Filed
                                   Herewith.

                (k)                Financial Statements Omitted from Prospectus.
                                   None.

                (l)                Letter of Investment Intent.  None

                (m)                Plan Pursuant to Rule 12b-1.  None.

                (n)                Plan Pursuant to Rule 18f-3.  None.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master fund in which it invests, Income Managers Trust.)

ITEM 25. INDEMNIFICATION.

         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreement between Income Managers Trust ("Managers Trust") and Neuberger and Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Managers Trust or a Portfolio or its interestholders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

         Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, L.P. ("Neuberger Berman") with respect to Managers Trust provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

         Section 12 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

         Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------

Philip Ambrosio                       Senior Vice President and Chief Financial
Senior Vice President and Chief       Officer, Neuberger Berman Inc.
Financial Officer, Neuberger
 Berman

Thomas J. Brophy                      Vice  President  and  Portfolio   Manager,
Vice President,                       Columbus Circle Investors1
NB Management

Barbara DiGiorgio                     Assistant  Treasurer,  Neuberger    Berman
Assistant Vice President,             Advisers  Management  Trust;     Assistant
NB Management                         Treasurer,  Advisers   Managers     Trust;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Income   Funds;    Assistant    Treasurer,
                                      Neuberger  Berman Income Trust;  Assistant
                                      Treasurer,  Neuberger Berman Equity Funds;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Equity Trust; Assistant Treasurer,  Income
                                      Managers   Trust;   Assistant   Treasurer,
                                      Equity    Managers    Trust;     Assistant
                                      Treasurer,    Global    Managers    Trust;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Equity   Assets;    Assistant   Treasurer,
                                      Neuberger Berman Equity Series.

Robert S. Franklin                    Vice President,  High  Yield Fixed  Income
Vice President,                       Analyst,  Prudential  Insurance  Company.2
NB Management

Theodore P. Giuliano                  President  and  Trustee,  Neuberger Berman
Vice President and Director, NB       Income  Funds;  President  and    Trustee,
Management; Managing Director,        Neuberger  Berman  Income Trust; President
Neuberger Berman                      and Trustee, Income Managers Trust.


1    Until 1998.
2    Until 1998.

NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------

Michael M. Kassen                    Executive  Vice President, Chief Investment
Executive Vice President,            Officer and Director, Neuberger Berman Inc.
Neuberger Berman

Kelly M. Landron                     Assistant    Portfolio  Manager/   Analyst,
Vice President,                      Neuberger Berman
NB Management

Jeffrey B. Lane                      President,  Chief   Executive  Officer  and
President and Chief Executive        Director of Neuberger Berman, Inc.
Officer, Neuberger Berman

Michael F. Malouf                    Portfolio   Manager,  Dresdner  RCM  Global
Vice President,                      Investors.3
NB Management

Robert Matza                         Executive    Vice     President,      Chief
Executive Vice President and Chief   Administrative    Officer   and   Director,
Administrative Officer, Neuberger    Neuberger Berman, Inc.
Berman

S. Basu Mullick                      Portfolio  Manager, Ark Asset Management.4
Vice President,
NB Management

C. Carl Randolph                     Secretary  and   General Counsel, Neuberger
Senior Vice President, General       Berman,    Inc.    Assistant     Secretary,
Counsel and Secretary,               Neuberger   Berman   Advisers    Management
Neuberger Berman                     Trust;   Assistant   Secretary,    Advisers
                                     Managers   Trust;    Assistant   Secretary,
                                     Neuberger  Berman Income  Funds;  Assistant
                                     Secretary,  Neuberger  Berman Income Trust;
                                     Assistant   Secretary,   Neuberger   Berman
                                     Equity    Funds;    Assistant    Secretary,
                                     Neuberger  Berman Equity  Trust;  Assistant
                                     Secretary, Income Managers Trust; Assistant
                                     Secretary, Equity Managers Trust; Assistant
                                     Secretary, Global Managers Trust; Assistant
                                     Secretary,  Neuberger Berman Equity Assets;
                                     Assistant   Secretary,   Neuberger   Berman
                                     Equity Series.

Richard Russell                      Treasurer,  Neuberger   Berman     Advisers
Vice President,                      Management  Trust;   Treasurer,    Advisers
NB Management                        Managers   Trust;  Treasurer,     Neuberger
                                     Berman  Income Funds; Treasurer,  Neuberger
                                     Berman  Income Trust; Treasurer,  Neuberger
                                     Berman  Equity Funds; Treasurer,  Neuberger
                                     Berman  Equity   Trust;  Treasurer,  Income
                                     Managers Trust;  Treasurer, Equity Managers
                                     Trust;   Treasurer,  Global Managers Trust;
                                     Treasurer,  Neuberger Berman Equity Assets;
                                     Treasurer, Neuberger  Berman Equity Series.

-----------------------

3    Until 1998.
4    Until 1998.

NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------

Heidi L. Schneider                    Executive  Vice  President  and  Director,
Executive Vice President, Neuberger   Neuberger Berman, Inc.
Berman

Benjamin E. Segal                     Assistant  Portfolio  Manager,   GT Global
Vice President, NB Management,        Investment Management.(5)
Managing Director, Neuberger Berman

Daniel J. Sullivan                    Vice President, Neuberger  Berman Advisers
Senior Vice President,                Management Trust; Vice President, Advisers
NB Management                         Managers Trust;  Vice President, Neuberger
                                      Berman  Income  Funds;   Vice   President,
                                      Neuberger   Berman  Income   Trust;   Vice
                                      President,  Neuberger Berman Equity Funds;
                                      Vice  President,  Neuberger  Berman Equity
                                      Trust;  Vice  President,  Income  Managers
                                      Trust;  Vice  President,  Equity  Managers
                                      Trust;  Vice  President,  Global  Managers
                                      Trust;  Vice President,  Neuberger  Berman
                                      Equity Assets;  Vice President,  Neuberger
                                      Berman Equity Series.

Peter E. Sundman                      Executive  Vice President  and   Director,
President, NB Management; Executive Neuberger Berman Inc.; President and Chief Vice President, Neuberger Berman Executive Officer, Income Managers Trust;
                                      President  and  Chief  Executive  Officer,
                                      Neuberger  Berman Income Funds;  President
                                      and  Chief  Executive   Officer, Neuberger
                                      Berman Income Trust.

Catherine Waterworth                  Managing Director, TCW Group Inc.6
Vice President,
NB Management

Michael J. Weiner                     Vice President, Neuberger Berman Advisers
Senior Vice President,                Management Trust; Vice President, Advisers
NB Management; Senior Vice            Managers Trust; Vice President,  Neuberger
President, Neuberger Berman           Berman   Income   Funds;  Vice  President,
                                      Neuberger   Berman  Income   Trust;   Vice
                                      President,  Neuberger Berman Equity Funds;
                                      Vice  President,  Neuberger  Berman Equity
                                      Trust;  Vice  President,  Income  Managers
                                      Trust;  Vice  President,  Equity  Managers
                                      Trust;  Vice  President,  Global  Managers
                                      Trust;  Vice President,  Neuberger  Berman
                                      Equity Assets;  Vice President,  Neuberger
                                      Berman Equity Series.


------------------------
5 Until 1998.

6 Until 1998.

Allan R. White, III                   Portfolio    Manager,     Salomon    Asset
Vice President, NB                    Management.7
Management; Managing  Director,
Neuberger Berman

Celeste Wischerth,                    Assistant   Treasurer,   Neuberger  Berman
 NB Management                        Advisers  Management  Trust;     Assistant
                                      Treasurer,    Advisers   Managers   Trust;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Income   Funds;    Assistant    Treasurer,
                                      Neuberger  Berman Income Trust;  Assistant
                                      Treasurer,  Neuberger Berman Equity Funds;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Equity Trust; Assistant Treasurer,  Income
                                      Managers   Trust;   Assistant   Treasurer,
                                      Equity    Managers    Trust;     Assistant
                                      Treasurer,    Global    Managers    Trust;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Equity   Assets;    Assistant   Treasurer,
                                      Neuberger Berman Equity Series.

         The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

ITEM 27.          PRINCIPAL UNDERWRITERS.

         (a)      NB   Management,   the   principal   underwriter  distributing
securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                  Neuberger Berman Advisers Management Trust
                  Neuberger Berman Equity Assets
                  Neuberger Berman Equity Funds
                  Neuberger Berman Equity Series
                  Neuberger Berman Equity Trust
                  Neuberger Berman Income Trust

                  NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.




----------------------
7 Until 1998.

 NAME                     POSITIONS AND OFFICES           POSITIONS AND OFFICES
 ----                     WITH UNDERWRITER                WITH REGISTRANT
                          ----------------                ---------------

 Thomas J. Brophy         Vice President                  None

 Richard A. Cantor        Chairman of the Board           None

 Valerie Chang            Vice President                  None

 Brooke A. Cobb           Vice President                  None

 Robert Conti             Treasurer                       None

 Robert W. D'Alelio       Vice President                  None

 Clara Del Villar         Vice President                  None

 Barbara DiGiorgio        Assistant Vice President        Assistant Treasurer

 Robert S. Franklin       Vice President                  None

 Robert I. Gendelman      Vice President                  None

 Theodore P. Giuliano     Vice President and Director     Chairman of the Board
                                                          and Trustee

 Michael M. Kassen        Vice President and Director     None

 Kelly M. Landron         Vice President                  None

 Robert L. Ladd           Vice President                  None

 Josephine Mahaney        Vice President                  None

 Michael F. Malouf        Vice President                  None

 Ellen Metzger            Secretary                       None

 S. Basu Mullick          Vice President                  None

 Janet W. Prindle         Vice President                  None

 Kevin L. Risen           Vice President                  None

 Ingrid Saukaitis         Vice President                  None

 Benjamin Segal           Vice President                  None

 Jennifer K. Silver       Vice President                  None

 Kent C. Simons           Vice President                  None

 Daniel J. Sullivan       Senior Vice President           Vice President

 Peter E. Sundman         President                       President and Chief
                                                          Executive Officer
 Judith M. Vale           Vice President                  None

 Josephine Velez          Vice President                  None

 Catherine Waterworth     Vice President                  None

 Michael J. Weiner        Senior Vice President           Vice President and
                                                          Principal Financial
                                                          Officer

 Allan R. White, III      Vice President                  None

         (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

                  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

ITEM 29. MANAGEMENT SERVICES

                  Other   than  as  set   forth   in  Parts  A  and  B  of  this
Post-Effective   Amendment,   the   Registrant   is   not   a   party   to   any
management-related service contract.

ITEM 30. UNDERTAKINGS

                  None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 30 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 25th day of February, 2000.

                              INCOME MANAGERS TRUST


                             By: /s/Peter E. Sundman
                                 --------------------------
                                    Peter E. Sundman
                                    President and Chief Executive Officer

         Pursuant  to  the   requirements   of  the   Securities  Act  of  1933,
Post-Effective Amendment No. 30 has been signed below by the following persons in the capacities and on the date indicated.

Signature                   Title                           Date
---------                   -----                           ----

/s/John Cannon              Trustee                         February 25, 2000
--------------------------
John Cannon


/s/Theodore P. Giuliano     Chairman of the Board           February 25, 2000
--------------------------   and Trustee
Theodore P. Giuliano



/s/Barry Hirsch             Trustee                         February 25, 2000
--------------------------
Barry Hirsch


/s/Robert A. Kavesh         Trustee                         February 25, 2000
--------------------------
Robert A. Kavesh





                       (Signatures continued on next page)

Signature                     Title                           Date
---------                     -----                           ----






/s/ William E. Rulon          Trustee                         February 25, 2000
--------------------------
William E. Rulon


/s/ Candace L. Straight       Trustee                         February 25, 2000
--------------------------
Candace L. Straight


/s/ Richard Russell           Treasurer and                   February 25, 2000
--------------------------     Principal Accounting Officer
Richard Russell


/s/ Michael J. Weiner          Vice President and             February 25, 2000
--------------------------      Principal Financial Officer
Michael J. Weiner

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NEUBERGER BERMAN INCOME FUNDS certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 30 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 25th day of February, 2000.


                          NEUBERGER BERMAN INCOME FUNDS


                             By: /s/Peter E. Sundman
                                 -------------------
                                    Peter E. Sundman
                                    President and Chief Executive Officer

         Pursuant  to  the   requirements   of  the   Securities  Act  of  1933,
Post-Effective Amendment No. 30 has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                           Date
---------                      -----                           ----

/s/John Cannon                 Trustee                         February 25, 2000
----------------------------
John Cannon


/s/Theodore P. Giuliano        Chairman of the Board           February 25, 2000
----------------------------     and Trustee
Theodore P. Giuliano



/s/Barry Hirsch                Trustee                         February 25, 2000
----------------------------
Barry Hirsch


/s/Robert A. Kavesh            Trustee                         February 25, 2000
----------------------------
Robert A. Kavesh





                      (signatures continued on next page)

Signature                      Title                           Date
---------                      -----                            ----


/s/ William E. Rulon           Trustee                         February 25, 2000
----------------------------
William E. Rulon


/s/ Candace L. Straight        Trustee                         February 25, 2000
----------------------------
Candace L. Straight


/s/ Richard Russell            Treasurer and                   February 25, 2000
----------------------------     Principal Accounting Officer
Richard Russell


/s/ Michael J. Weiner          Vice President and              February 25, 2000
----------------------------     Principal Financial Officer
Michael J. Weiner

                          NEUBERGER BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 30 ON FORM N-1A

                                INDEX TO EXHIBITS

                Exhibit            Description
                Number
                (a)                (1)      Certificate  of Trust.  Incorporated
                                            by   Reference   to   Post-Effective
                                            Amendment  No.  21  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed February
                                            23, 1996).

                                   (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 26 to Registrant's Registration statement,
                                            File  Nos.   2-85229  and   811-3802
                                            (Filed December 29, 1998).

                                   (3) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective
                                            Amendment  No.  21  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed February
                                            23, 1996).

                                   (4) Schedule A - Current Series of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement,
                                            File  Nos.   2-85229  and   811-3802
                                            (Filed February 15, 2000).

                (b)                By-Laws  of  Neuberger  Berman  Income Funds.
                                   Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802. (Filed February 23, 1996).

                (c)                (1)      Trust Instrument of Neuberger Berman
                                            Income  Funds,  Articles  IV, V, and
                                            VI.  Incorporated  by  Reference  to
                                            Post-Effective  Amendment  No. 21 to
                                            Registrant's Registration Statement,
                                            File  Nos.   2-85229  and   811-3802
                                            (Filed February 23, 1996).

                                   (2) By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement,
                                            File  Nos.   2-85229  and   811-3802
                                            (Filed February 23, 1996).

                (d)                (1)      (i)      Management        Agreement
                                                     Between   Income   Managers
                                                     Trust and Neuberger  Berman
                                                     Management    Incorporated.
                                                     Incorporated  by  Reference
                                                     to Post-Effective Amendment
                                                     No.   21  to   Registrant's
                                                     Registration     Statement,
                                                     File   Nos.   2-85229   and
                                                     811-3802   (Filed  February
                                                     23, 1996).

                                            (ii)     Schedule A - Portfolios  of
                                                     Income    Managers    Trust
                                                     Currently  Subject  to  the
                                                     Management       Agreement.
                                                     Filed  herewith.

                                            (iii)    Schedule  B -  Schedule  of
                                                     Compensation    under   the
                                                     Management       Agreement.
                                                     Filed herewith.

                                   (2)      (i)      Sub-Advisory      Agreement
                                                     Between   Neuberger  Berman
                                                     Management Incorporated and
                                                     Neuberger Berman, L.P. with
                                                     respect to Income  Managers
                                                     Trust.    Incorporated   by
                                                     Reference to Post-Effective
                                                     Amendment    No.    21   to
                                                     Registrant's   Registration
                                                     Statement,     File    Nos.
                                                     2-85229 and 811-3802 (Filed
                                                     February 23, 1996).

                                            (ii)     Schedule A - Portfolios  of
                                                     Income    Managers    Trust
                                                     Currently  Subject  to  the
                                                     Sub-Advisory     Agreement.
                                                     Filed herewith.

                                            (iii)    Substitution      Agreement
                                                     Among   Neuberger    Berman
                                                     Management    Incorporated,
                                                     Income    Managers   Trust,
                                                     Neuberger Berman, L.P., and
                                                     Neuberger   Berman,    LLC.
                                                     Incorporated  by  Reference
                                                     to Post-Effective Amendment
                                                     No.   23  to   Registrant's
                                                     Registration     Statement,
                                                     File   Nos.   2-85229   and
                                                     811-3802 (Filed January 31,
                                                     1997).

                (e)                (1)      Distribution   Agreement     between
                                            Neuberger  Berman  Income  Funds and
                                            Neuberger     Berman      Management
                                            Incorporated.     Incorporated    by
                                            Reference     to      Post-Effective
                                            Amendment  No.  21  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed February
                                            23, 1996).

                                   (2) Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant's Registration
                                            Statement,  File  Nos.  2-85229  and
                                            811-3802 (Filed February 15, 2000).

                (f)                Bonus, Profit Sharing or Pension Plans. None.

                (g)                (1)      Custodian Contract Between Neuberger
                                            Berman Income Funds and State Street
                                            Bank and Trust Company. Incorporated
                                            by   Reference   to   Post-Effective
                                            Amendment  No.  21  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed February
                                            23, 1996).

                                   (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective
                                            Amendment  No.  23  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802  (Filed January
                                            31, 1997).

                (h)                (1)      (i)      Transfer Agency and Service
                                                     Agreement Between Neuberger
                                                     Berman   Income  Funds  and
                                                     State Street Bank and Trust
                                                     Company.   Incorporated  by
                                                     Reference to Post-Effective
                                                     Amendment    No.    21   to
                                                     Registrant's   Registration
                                                     Statement,     File    Nos.
                                                     2-85229 and 811-3802 (Filed
                                                     February 23, 1996).

                                            (ii)     First Amendment to Transfer
                                                     Agency     and      Service
                                                     Agreement between Neuberger
                                                     Berman   Income  Funds  and
                                                     State Street Bank and Trust
                                                     Company.   Incorporated  by
                                                     Reference to Post-Effective
                                                     Amendment    No.    21   to
                                                     Registrant's   Registration
                                                     Statement,     File    Nos.
                                                     2-85229 and 811-3802 (Filed
                                                     February 23, 1996).

                                            (iii)    Schedule  of   Compensation
                                                     under the  Transfer  Agency
                                                     and   Service    Agreement.
                                                     Incorporated  by  Reference
                                                     to Post-Effective Amendment
                                                     No.   23  to   Registrant's
                                                     Registration     Statement,
                                                     File   Nos.   2-85229   and
                                                     811-3802 (Filed January 31,
                                                     1997).

                                   (2)      (i)      Administration    Agreement
                                                     Between   Neuberger  Berman
                                                     Income Funds and  Neuberger
                                                     Berman           Management
                                                     Incorporated.  Incorporated
                                                     by       Reference       to
                                                     Post-Effective    Amendment
                                                     No.   21  to   Registrant's
                                                     Registration     Statement,
                                                     File   Nos.   2-85229   and
                                                     811-3802   (Filed  February
                                                     23, 1996).

                                            (ii)     Schedule  A  -  Series   of
                                                     Neuberger   Berman   Income
                                                     Funds Currently  Subject to
                                                     the          Administration
                                                     Agreement.  Incorporated by
                                                     Reference to Post-Effective
                                                     Amendment    No.    29   to
                                                     Registrant's   Registration
                                                     Statement,     File    Nos.
                                                     2-85229 and 811-3802 (Filed
                                                     February 15, 2000).

                                            (iii)    Schedule  B -  Schedule  of
                                                     Compensation    Under   the
                                                     Administration   Agreement.
                                                     Incorporated  by  Reference
                                                     to Post-Effective Amendment
                                                     No.   29  to   Registrant's
                                                     Registration     Statement,
                                                     File   Nos.   2-85229   and
                                                     811-3802   (Filed  February
                                                     15, 2000).

                (i)                (1)      Opinion and Consent of Kirkpatrick &
                                            Lockhart on Securities  Matters with
                                            respect  to  Neuberger  Berman  High
                                            Yield  Bond  Fund.  Incorporated  by
                                            Reference     to      Post-Effective
                                            Amendment  No.  24  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed November
                                            20, 1997).

                                   (2) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with respect to Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective
                                            Amendment  No.  25  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229 and 811-3802 (Filed February
                                            27, 1998).

                                   (3) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with respect to Neuberger Berman
                                            Institutional       Cash       Fund.
                                            Incorporated    by    Reference   to
                                            Post-Effective  Amendment  No. 28 to
                                            Registrant's  Registration Statement
                                            (Filed December 23, 1999).

                (j)                Consent  of   Independent   Auditors.   Filed
                                   Herewith.

                (k)                Financial Statements Omitted from Prospectus.
                                   None.

                (l)                Letter of Investment Intent.  None

                (m)                Plan Pursuant to Rule 12b-1.  None.

                (n)                Plan Pursuant to Rule 18f-3.  None.